UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2026

Item 1:	Report(s) to Shareholders.

Class A

LBNDX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-13-A

08/26

Class C

BDLAX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-673-C

08/26

Class F

LBDFX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1004-F

08/26

Class F3

LBNOX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8952-F3

08/26

Class I

LBNYX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-688-I

08/26

Class P

LBNPX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$50	1.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-698-P

08/26

Class R2

LBNQX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$58	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1043-R2

08/26

Class R3

LBNRX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$53	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2048-R3

08/26

Class R4

LBNSX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8701-R4

08/26

Class R5

LBNTX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8733-R5

08/26

Class R6

LBNVX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$23,662,710,632
# of Portfolio Holdings	927
Portfolio Turnover Rate	155%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.21%
Common Stocks	4.49%
Corporate Bonds	61.21%
Floating Rate Loans	1.57%
Foreign Government Obligations	5.99%
Government Sponsored Enterprises Pass-Throughs	11.61%
Investments in Affiliated Funds	1.31%
Municipal Bonds	0.43%
Non-Agency Commercial Mortgage-Backed Securities	3.82%
Preferred Stocks	0.06%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.29%
Money Market FundsFootnote Reference†	1.81%
Time DepositsFootnote Reference†	0.20%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8765-R6

08/26

(b)	Not applicable.

Item 2:	Code of Ethics.
(a)	Not applicable.

(b)	Not applicable.

(c)	The Registrant has not amended its Sarbanes-Oxley Code of Ethics for the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”) during the six-month period ended June 30, 2026 (the “Period”). Subsequent to the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment adviser contract is included as part of the report to shareholders filed under Item 1 (a) of this form N-CSR.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Bond Debenture Fund

For the six-month period ended June 30, 2026

Table of Contents

3	Schedule of Investments (Item 7)

56	Statement of Assets and Liabilities (Item 7)

58	Statement of Operations (Item 7)

59	Statements of Changes in Net Assets (Item 7)

60	Financial Highlights (Item 7)

66	Notes to Financial Statements (Item 7)

88	Changes in and Disagreements with Accountants (Item 8)

88	Proxy Disclosures (Item 9)

88	Remuneration Paid to Directors, Officers, and Others (Item 10)

88	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 109.16%

ASSET-BACKED SECURITIES 5.94%

Automobiles 0.05%
First Investors Auto Owner Trust Series 2025-1A Class D†	5.22%		12/15/2033	$13,195,000	$13,062,630

Credit Card 0.48%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	33,925,000	34,097,539
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	48,500,000	48,597,000	(a)
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	30,000,000	29,914,979
Total					112,609,518

Other 5.41%
AB BSL CLO 7 Ltd. Series 2025-7A Class C†	5.572% (3 mo. USD Term SOFR + 1.90%	)#	1/15/2039	2,500,000	2,510,795
Acore Issuer LLC Series 2026-FL1 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%	)#	8/20/2043	17,760,000	17,771,100
ACREC LLC Series 2026-FL5 Class A†	4.95% (1 mo. USD Term SOFR + 1.35%	)#	7/18/2043	11,660,000	11,669,908
ACREC LLC Series 2026-FL5 Class AS†	5.10% (1 mo. USD Term SOFR + 1.50%	)#	7/18/2043	31,250,000	31,276,550
Anchorage Capital CLO 7 Ltd. Series 2015-7A Class CR4†	5.57% (3 mo. USD Term SOFR + 1.90%	)#	4/28/2037	8,255,000	8,293,567
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.139% (1 mo. USD Term SOFR + 1.50%	)#	9/20/2043	17,070,000	17,134,012
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class CR†	5.531% (3 mo. USD Term SOFR + 1.90%	)#	7/25/2037	9,270,000	9,295,270
Ballyrock CLO 28 Ltd. Series 2024-28A Class SUB†	5.403%	#(b)	1/20/2038	12,400,000	7,508,522
BAR Issuer LLC Series 2026-FL1 Class A†	5.239% (1 mo. USD Term SOFR + 1.60%	)#	8/20/2043	45,400,000	45,612,699
Barrow Hanley CLO III Ltd. Series 2024-3A Class CR†	5.491% (3 mo. USD Term SOFR + 1.87%	)#	4/20/2038	6,190,000	6,196,438
BDS LLC Series 2025-FL16 Class A†	5.039% (1 mo. USD Term SOFR + 1.40%	)#	6/19/2043	18,360,000	18,420,502

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
BDS LLC Series 2026-FL17 Class A†	4.989% (1 mo. USD Term SOFR + 1.35%	)#	5/19/2043	$22,060,000	$22,087,558
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero coupon	#(b)	4/15/2038	29,500,000	23,011,003
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	23,695,937	23,864,892
Bridge Street CLO II Ltd. Series 2021-1A Class CR†	5.675% (3 mo. USD Term SOFR + 2.00%	)#	1/20/2039	3,710,000	3,719,064
Bryant Park Funding Ltd. Series 2024-22AR Class CR†	5.384% (3 mo. USD Term SOFR + 1.75%	)#	3/31/2039	14,280,000	14,297,736
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.087% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	31,300,000	31,397,969
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.087% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	35,880,000	35,909,368
BSPDF Issuer LLC Series 2026-FL4 Class AS†	5.287% (1 mo. USD Term SOFR + 1.65%	)#	11/18/2043	26,605,000	26,655,832
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.022% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	24,950,000	25,020,582
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	25,395,000	25,369,930
Canyon CLO Ltd. Series 2021-3A Class CR†	5.473% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2034	6,490,000	6,496,795
Canyon CLO Ltd. Series 2023-2AR Class CR†	5.43% (3 mo. USD Term SOFR + 1.75%	)#	7/15/2039	10,950,000	10,947,087
Carlyle U.S. CLO Ltd. Series 2019-4AR Class CR2†	5.387% (3 mo. USD Term SOFR + 1.75%	)#	6/22/2039	14,990,000	15,008,183
Carlyle U.S. CLO Ltd. Series 2021-6A Class CR†	5.623% (3 mo. USD Term SOFR + 1.95%	)#	1/15/2038	5,750,000	5,777,525
CBAMR Ltd. Series 2020-12A Class CR2†	5.475% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2039	4,500,000	4,528,215
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,330,000	28,389,666
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	19,790,000	19,988,337
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	18,445,697	18,617,069
DB Master Finance LLC Series 2026-1A Class A2II†	5.432%		5/20/2056	45,360,000	45,531,561

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Dryden 42 Senior Loan Fund Series 2016-42AR Class CR3†	5.475% (3 mo. USD Term SOFR + 1.85%	)#	7/15/2037	$14,000,000	$14,035,070
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	21,558,825	21,355,357
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	6,397,738	6,539,414
Harvest U.S. CLO Ltd. Series 2026-2A Class C†(c)	–	(d)	7/17/2039	8,570,000	8,576,428
Hayfin U.S. XIV Ltd. Series 2021-14A Class CR†	5.675% (3 mo. USD Term SOFR + 2.00%	)#	3/20/2038	3,200,000	3,209,494
INCREF LLC Series 2026-FL2 Class A†	5.12% (1 mo. USD Term SOFR + 1.45%	)#	12/19/2043	37,170,000	37,214,909
INCREF LLC Series 2026-FL3 Class A†	5.05% (1 mo. USD Term SOFR + 1.40%	)#	1/19/2044	24,570,000	24,581,393
INCREF LLC Series 2026-FL3 Class AS†(c)	5.30% (1 mo. USD Term SOFR + 1.65%	)#	1/19/2044	25,440,000	25,450,395
Invesco U.S. CLO Ltd. Series 2025-2A Class C†	5.573% (3 mo. USD Term SOFR + 1.90%	)#	7/15/2038	4,600,000	4,613,418
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	17,528,125	17,716,696
KKR CLO 50 Ltd. Series 2024-50A Class CR†	5.553% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2039	5,985,000	5,999,861
Lightpath Fiber Issuer LLC Series 2026-1A Class A2†	5.597%		3/25/2056	47,220,000	47,264,897
Madison Park Funding LXXI Ltd. Series 2025-71A Class C†	5.466% (3 mo. USD Term SOFR + 1.80%	)#	4/23/2038	14,300,000	14,319,891
Madison Park Funding XXXIII Ltd. Series 2019-33A Class CR2†	5.587% (3 mo. USD Term SOFR + 1.95%	)#	10/15/2032	3,750,000	3,756,964
Madison Park Funding XXXVI Ltd. Series 2019-36A Class CRR†	5.523% (3 mo. USD Term SOFR + 1.85%	)#	4/15/2035	4,750,000	4,755,667
Market Street CLO Ltd. III Series 2026-3A Class C†(c)	–	(d)	7/20/2039	16,890,000	16,902,667
MF1 LLC Series 2026-FL22 Class A†	5.037% (1 mo. USD Term SOFR + 1.40%	)#	11/18/2043	41,200,000	41,286,244
MF1 LLC Series 2026-FL22 Class AS†	5.237% (1 mo. USD Term SOFR + 1.60%	)#	11/18/2043	7,920,000	7,932,388

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OHA Loan Funding Ltd. Series 2013-1AR Class CR4†	5.384% (3 mo. USD Term SOFR + 1.72%	)#	7/23/2039	$12,350,000	$12,364,981
Orion CLO Ltd. Series 2024-3AR Class CR†	5.433% (3 mo. USD Term SOFR + 1.80%	)#	7/25/2039	19,030,000	19,046,765
OWN Equipment Fund I LLC Series 2024- 2M Class A†	5.70%		12/20/2032	26,723,441	26,801,490
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	22,375,000	22,389,302
PFP Ltd. Series 2025-12 Class A†	5.126% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	17,130,000	17,215,128
PFP Ltd. Series 2026-13 Class A†	5.137% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	24,270,000	24,393,420
PFP Ltd. Series 2026-14 Class A†	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	36,160,000	36,176,959
PFP Ltd. Series 2026-14 Class AS†	5.25% (1 mo. USD Term SOFR + 1.60%	)#	12/18/2043	27,300,000	27,300,000
Regatta XVI Funding Ltd. Series 2019-2A Class CR2†	5.473% (3 mo. USD Term SOFR + 1.80%	)#	4/15/2039	6,985,000	7,008,756
Regatta XXVII Funding Ltd. Series 2024-1AR Class CR†	5.383% (3 mo. USD Term SOFR + 1.75%	)#	7/26/2039	6,700,000	6,711,725
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	45,810,000	45,512,711
Silver Point CLO 1 Ltd. Series 2022-1A Class CR†	5.575% (3 mo. USD Term SOFR + 1.90%	)#	1/20/2038	14,290,000	14,304,290
Sona U.S. CLO 2 Ltd. Series 2026-2A Class C†	5.625% (3 mo. USD Term SOFR + 1.85%	)#	7/22/2039	10,940,000	10,953,292
Sotheby’s Artfi Master Trust Series 2026-1A Class D†	5.54%		6/20/2033	16,315,000	16,288,139
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	6,463,745	6,633,768
Symphony CLO XVIII Ltd. Series 2016-18A Class CR4†	5.616% (3 mo. USD Term SOFR + 1.95%	)#	10/23/2037	20,450,000	20,478,507
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	11,887,966	11,845,854
VB-S1 Issuer LLC Series 2026-1A Class D†	5.193%		3/15/2056	33,055,000	32,506,512

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Wingstop Funding LLC Series 2020-1A Class A2†	2.841%	12/5/2050	$25,092,875	$24,388,435
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%	12/5/2054	19,375,000	19,571,149
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%	4/30/2054	9,201,113	9,333,292
Total				1,279,043,363
Total Asset-Backed Securities (cost $1,411,722,919)				1,404,715,511

			Shares
COMMON STOCKS 5.12%

Aerospace & Defense 0.94%
ATI, Inc.*			118,529	23,362,066
DCP Holdings PLC*			2,775,419	136,162,056	(e)
Elbit Systems Ltd. (Israel)(f)			38,063	28,879,159
Woodward, Inc.			81,992	34,882,677
Total				223,285,958

Air Freight & Logistics 0.09%
FedEx Corp.			64,236	20,114,219

Automobiles 0.03%
Ferrari NV (Italy)(f)(g)			16,654	6,200,118

Banks 0.10%
Citigroup, Inc.			171,275	23,971,649

Beverages 0.07%
Monster Beverage Corp.*			171,291	16,464,491

Biotechnology 0.29%
Natera, Inc.*			90,407	24,540,980
Protagonist Therapeutics, Inc.*			195,087	23,913,765
Twist Bioscience Corp.*			204,605	21,049,762
Total				69,504,507

Building Products 0.10%
Madison Air Solutions Corp. Class A*(g)			587,791	22,923,849

Capital Markets 0.10%
StoneX Group, Inc.*			190,307	22,551,379

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Chemicals 0.20%
Element Solutions, Inc.	475,831	$22,720,930
International Flavors & Fragrances, Inc.	309,290	24,501,954
Total		47,222,884

Commercial Services & Supplies 0.01%
Claire’s Holdings LLC*	15,164	0	(e)
Labels Buyer LLC*	14,755	1,395,572
Total		1,395,572

Construction & Engineering 0.10%
Construction Partners, Inc. Class A*	199,839	23,734,878

Construction Materials 0.08%
James Hardie Industries PLC (Ireland)*(f)(g)	761,328	19,931,567

Electrical Equipment 0.25%
Generac Holdings, Inc.*	99,923	29,258,454
Nextpower, Inc. Class A*	184,963	22,036,492
Sensata Technologies Holding PLC	142,756	6,815,171
Total		58,110,117

Electronic Equipment, Instruments & Components 0.25%
Cognex Corp.	475,775	34,455,626
Littelfuse, Inc.	52,334	23,829,240
Total		58,284,866

Energy Equipment & Services 0.03%
SLB Ltd.	152,246	7,077,917

Ground Transportation 0.11%
JB Hunt Transport Services, Inc.	90,397	26,163,604

Health Care Equipment & Supplies 0.10%
Glaukos Corp.*	171,299	23,940,748

Hotels, Restaurants & Leisure 0.02%
Arcos Dorados Holdings, Inc. Class A (Uruguay)(f)	576,464	4,646,300

Information Technology Services 0.15%
Twilio, Inc. Class A*	171,277	35,339,583

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Life Sciences Tools & Services 0.06%
West Pharmaceutical Services, Inc.	42,824	$15,373,816

Machinery 0.25%
RBC Bearings, Inc.*	49,961	32,177,881
Watts Water Technologies, Inc. Class A	71,373	27,938,961
Total		60,116,842

Metals & Mining 0.32%
Aurubis AG(h)	66,613	13,807,066
Freeport-McMoRan, Inc.	451,975	28,424,708
Southern Copper Corp.	57,351	9,993,985
Steel Dynamics, Inc.	104,681	24,020,102
Total		76,245,861

Miscellaneous Financials 0.01%
Utex Industries*	113,840	3,396,189

Personal Care Products 0.03%
Anastasia Parent LLC*	152,350	1,237,844
Gibson Brands Private Equity*	106,902	6,948,630
Total		8,186,474

Pharmaceuticals 0.24%
Galderma Group AG(h)	152,247	34,628,189
Novartis AG Registered Shares(h)	137,983	21,565,681
Total		56,193,870

Professional Services 0.11%
Planet Labs PBC*	820,107	27,170,145

Semiconductors & Semiconductor Equipment 0.54%
Amkor Technology, Inc.	255,569	22,037,715
ASML Holding NV(h)	11,418	22,609,642
Astera Labs, Inc.*	52,335	25,278,852
Lattice Semiconductor Corp.*	83,260	12,735,449
Marvell Technology, Inc.	40,440	12,046,672
Teradyne, Inc.	66,613	32,230,034
Total		126,938,364

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments			Shares	Fair Value
Software 0.37%
Datadog, Inc. Class A*			114,199	$29,732,852
Fortinet, Inc.*			161,781	24,852,797
JFrog Ltd.*			356,828	32,428,528
Total				87,014,177

Specialty Retail 0.07%
Victoria’s Secret & Co.*			190,321	15,887,997

Textiles, Apparel & Luxury Goods 0.02%
Cie Financiere Richemont SA Class A(h)			23,790	5,492,605

Trading Companies & Distributors 0.08%
United Rentals, Inc.			16,652	18,864,884

Transportation Infrastructure 0.00%
ACBL Holdings Corp.*			28,712	1,004,920
Total Common Stocks (cost $1,002,981,391)				1,212,750,350

	Interest Rate	Maturity Date	Principal Amount‡
CORPORATE BONDS 69.82%

Aerospace/Defense 1.66%
ATI, Inc.	5.875%	6/15/2033	$8,549,000	8,672,851
ATI, Inc.	7.25%	8/15/2030	30,258,000	31,436,489
Boeing Co.	5.805%	5/1/2050	21,979,000	21,728,353
Boeing Co.	6.528%	5/1/2034	50,319,000	54,760,869
Czechoslovak Group AS (Czech Republic)(f)	6.50%	1/10/2031	26,122,000	26,591,415
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(f)	7.50%	2/15/2032	39,324,000	39,387,666
HEICO Corp.	5.35%	8/1/2033	23,809,000	24,212,588
Moog, Inc.†	5.50%	10/15/2034	23,304,000	23,007,405
TransDigm, Inc.	4.625%	1/15/2029	38,257,000	37,672,051
TransDigm, Inc.†	6.00%	1/15/2033	46,216,000	46,697,756
TransDigm, Inc.†	6.125%	7/31/2034	22,841,000	22,840,175
TransDigm, Inc.†	6.75%	1/31/2034	22,756,000	23,357,305
TransDigm, Inc.†	6.875%	12/15/2030	31,150,000	32,033,881
Total				392,398,804

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Agriculture 0.29%
BAT Capital Corp.	7.75%	10/19/2032	$20,427,000	$23,289,100
Japan Tobacco, Inc. (Japan)†(f)	5.85%	6/15/2035	30,426,000	31,862,227
JT International Financial Services BV (Netherlands)†(f)	6.875%	10/24/2032	12,475,000	13,684,390
Total				68,835,717

Airlines 1.78%
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	19,790,795	19,793,466
American Airlines Pass-Through Trust Class AA(g)	3.00%	4/15/2030	9,644,862	9,347,058
American Airlines Pass-Through Trust Class A	4.90%	11/11/2039	18,002,000	17,602,104
American Airlines Pass-Through Trust Class B	5.65%	5/11/2036	11,984,000	11,887,230
American Airlines Pass-Through Trust Class B	5.75%	11/10/2036	15,443,000	15,398,913
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	110,095,458	110,374,220
AS Mileage Plan IP Ltd. (Cayman Islands)†(f)(g)	5.308%	10/20/2031	23,834,000	23,585,276
British Airways Pass-Through Trust Class AA (United Kingdom)†(f)	3.30%	6/15/2034	10,658,024	10,030,202
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	24,695,901	24,678,704
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	30,015,000	27,225,643
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	9,285,500	8,670,416
JetBlue Pass-Through Trust Class B	8.00%	5/15/2029	9,946,298	10,019,044
United Airlines Holdings, Inc.	5.375%	3/1/2031	29,625,000	29,449,259
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	41,399,546	42,221,716
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	21,896,961	22,795,170
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	14,867,880	15,051,186
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(f)	6.375%	2/1/2030	24,653,000	23,482,313
Total				421,611,920

Apparel 0.18%
Beach Acquisition Bidco LLC†	10.00%	7/15/2033	8,231,477	9,350,834
William Carter Co.†	7.375%	2/15/2031	32,277,000	33,385,425
Total				42,736,259

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Auto Manufacturers 1.56%
Allison Transmission, Inc.†	3.75%	1/30/2031	$24,669,000	$23,084,619
Aston Martin Capital Holdings Ltd. (United Kingdom)†(f)(g)	10.00%	3/31/2029	32,169,000	25,056,966
Ford Motor Credit Co. LLC	3.625%	6/17/2031	50,882,000	46,417,429
Ford Motor Credit Co. LLC	6.125%	3/8/2034	56,032,000	56,420,842
General Motors Financial Co., Inc.	5.45%	9/6/2034	21,269,000	21,317,357
Nissan Motor Acceptance Co. LLC†	6.125%	9/30/2030	33,247,000	32,710,905
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	12,329,000	12,641,019
Nissan Motor Co. Ltd. (Japan)†(f)	4.345%	9/17/2027	12,134,000	11,944,152
Nissan Motor Co. Ltd. (Japan)†(f)	4.81%	9/17/2030	66,482,000	61,949,580
Nissan Motor Co. Ltd. (Japan)†(f)	7.75%	7/17/2032	23,878,000	24,758,090
Nissan Motor Co. Ltd. (Japan)†(f)	8.125%	7/17/2035	22,492,000	23,829,389
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%	1/15/2031	29,338,000	29,245,028
Total				369,375,376

Auto Parts & Equipment 1.30%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	9/15/2032	20,857,000	21,314,290
Cooper-Standard Automotive, Inc.†	9.25%	3/1/2031	31,399,000	31,672,485
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.125%	4/15/2031	25,570,000	25,632,803
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.375%	4/15/2034	26,559,000	26,572,303
Dana, Inc.	4.25%	9/1/2030	16,206,000	16,185,913
Dana, Inc.	4.50%	2/15/2032	25,440,000	25,475,288
Forvia SE (France)†(f)(g)	6.75%	9/15/2033	21,920,000	21,924,457
Goodyear Tire & Rubber Co.	6.625%	7/15/2030	16,946,000	16,380,077
Tenneco, Inc.†	8.00%	11/17/2028	32,145,000	32,364,197
ZF North America Capital, Inc.†	6.75%	4/23/2030	22,555,000	22,384,944
ZF North America Capital, Inc.†	6.875%	4/14/2028	21,422,000	21,924,903
ZF North America Capital, Inc.†	7.125%	4/14/2030	44,919,000	45,350,851
Total				307,182,511

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 3.67%
Akbank TAS (Turkey)†(f)	7.95% (5 yr. CMT + 4.22%	)#	–	(i)	$23,576,000	$22,802,944
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(f)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		51,057,000	0	(e)
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030		21,624,000	22,260,099
Australia & New Zealand Banking Group Ltd. (Australia)†(f)	6.742%		12/8/2032		20,973,000	22,620,754
Banco Santander SA (Spain)(f)	8.00% (5 yr. CMT + 3.91%	)#	–	(i)	13,400,000	14,464,834
Bank Hapoalim BM (Israel)(f)	5.252%		1/14/2033		22,809,000	22,591,054
Bank Leumi Le-Israel BM (Israel)(f)	5.74% (5 yr. CMT + 1.55%	)#	9/9/2036		42,974,000	42,761,733
Bank OZK(g)	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		39,957,000	39,577,408
Barclays PLC (United Kingdom)(f)(g)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%	)#	–	(i)	22,112,000	23,123,270
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		21,627,000	23,078,950
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		22,233,000	24,002,910
BOKF NA	6.108% (5 yr. CMT + 2.00%	)#	11/6/2040		16,285,000	16,688,649
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(i)	25,754,000	26,358,575
Citizens Financial Group, Inc.	5.299% (5 yr. CMT + 1.45%	)#	1/29/2036		22,800,000	22,584,221
Credit Agricole SA (France)†(f)(g)	4.75% (5 yr. CMT + 3.24%	)#	–	(i)	24,227,000	23,525,398
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		32,262,000	34,837,975
First Republic Bank	4.375%		8/1/2046		20,817,000	11,449
First Republic Bank	4.625%		2/13/2047		15,410,000	8,476
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		45,723,000	46,592,133
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(i)	22,552,000	23,198,199

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(f)(g)	6.95% (5 yr. CMT + 3.19%	)#	–	(i)	$21,818,000	$22,672,633
Huntington Bancshares, Inc.(g)	6.25% (5 yr. CMT + 2.65%	)#	–	(i)	28,025,000	28,328,511
Lloyds Banking Group PLC (United Kingdom)(f)(g)	6.625% (5 yr. CMT + 2.68%	)#	–	(i)	20,798,000	20,726,719
NatWest Group PLC (United Kingdom)(f)(g)	8.125% (5 yr. CMT + 3.75%	)#	–	(i)	22,107,000	24,475,190
Nordea Bank Abp (Finland)†(f)(g)	6.30% (5 yr. CMT + 2.66%	)#	–	(i)	12,996,000	13,115,810
Pinnacle Financial Partners, Inc.	6.168% (SOFR + 2.35%	)#	11/1/2030		18,009,000	18,437,345
Standard Chartered PLC (United Kingdom)†(f)(g)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		27,561,000	28,803,846
Sumitomo Mitsui Financial Group, Inc. (Japan)(f)	6.60% (5 yr. CMT + 2.28%	)#	–	(i)	24,044,000	24,344,502
Texas Capital Bancshares, Inc.	5.301% (SOFR + 1.94%	)#	2/27/2032		22,348,000	22,138,194
Toronto-Dominion Bank (Canada)(f)	6.35% (5 yr. CMT + 2.72%	)#	10/31/2085		21,086,000	21,233,009
UBS Group AG (Switzerland)†(f)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(i)	24,139,000	24,643,722
UBS Group AG (Switzerland)†(f)	9.25% (5 yr. CMT + 4.75%	)#	–	(i)	24,151,000	26,005,724
UBS Group AG (Switzerland)†(f)	9.25% (5 yr. CMT + 4.76%	)#	–	(i)	13,301,000	15,371,194
UniCredit SpA (Italy)†(f)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		45,208,000	47,589,653
Western Alliance Bancorp	5.918% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		47,662,000	46,384,658
Zions Bancorp NA(g)	4.483% (SOFR + 1.06%	)#	2/9/2029		8,742,000	8,669,381
Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035		21,981,000	23,161,342
Total						867,190,464

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Beverages 0.06%
Bacardi Ltd./Bacardi-Martini BV†	5.25%	1/15/2029	$14,731,000	$14,850,856

Biotechnology 0.38%
Genmab AS/Genmab Finance LLC (Denmark)†(f)	6.25%	12/15/2032	21,978,000	22,410,153
Genmab AS/Genmab Finance LLC (Denmark)†(f)	7.25%	12/15/2033	26,047,000	27,173,744
Illumina, Inc.	4.75%	12/12/2030	16,300,000	16,205,079
Royalty Pharma PLC	5.40%	9/2/2034	23,071,000	23,303,022
Total				89,091,998

Building Materials 0.93%
ACProducts Holdings, Inc.†	6.375%	5/15/2032	27,943,000	11,456,630
CP Atlas Buyer, Inc.†	12.75%	1/15/2031	30,130,069	23,189,032
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%	12/15/2030	77,265,000	79,087,218
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	22,442,000	23,280,860
MIWD Holdco II LLC/MIWD Finance Corp.†(g)	5.50%	2/1/2030	29,775,000	28,052,915
Quikrete Holdings, Inc.†	6.375%	3/1/2032	31,693,000	32,379,375
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	22,756,000	22,814,073
Total				220,260,103

Chemicals 2.09%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029	35,192,976	527,895
ASP Unifrax Holdings, Inc.†	10.425%	9/30/2029	47,032,768	19,283,435
Cabot Corp.	5.00%	6/30/2032	32,395,000	32,352,221
Celanese U.S. Holdings LLC(g)	6.75%	4/15/2033	22,629,000	23,064,162
Celanese U.S. Holdings LLC(g)	7.375%	2/15/2034	30,846,000	31,890,754
Celanese U.S. Holdings LLC(g)	7.70%	11/15/2033	44,017,000	47,054,973
FMC Corp.(g)	5.65%	5/18/2033	25,558,000	22,941,755
INEOS Finance PLC (United Kingdom)†(f)(g)	7.50%	4/15/2029	22,787,000	22,172,667
LYB International Finance III LLC(g)	5.875%	1/15/2036	46,059,000	46,202,309
Ma’aden Sukuk Ltd. (Cayman Islands)†(f)	5.50%	2/13/2035	13,392,000	13,553,807
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	27,168,000	27,530,285
Sasol Financing USA LLC†	8.75%	4/10/2033	32,922,000	34,099,949
SNF Group SACA (France)†(f)	5.626%	3/31/2031	26,987,000	27,308,708

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA (Chile)†(f)	5.625% (5 yr. CMT + 1.92%	)#	4/22/2056	$23,387,000	$23,223,291
Solstice Advanced Materials, Inc.†	5.625%		9/30/2033	33,758,000	33,565,633
Tronox, Inc.†	4.625%		3/15/2029	38,234,000	26,797,784
Westlake Corp.	5.55%		11/15/2035	22,807,000	22,619,909
WR Grace Holdings LLC†	6.625%		8/15/2032	42,181,000	40,942,882
Total					495,132,419

Coal 0.25%
Australian Metcoal Financing Pty. Ltd. (Australia)†(f)(g)	6.25%		10/22/2031	22,995,000	23,411,708
SunCoke Energy, Inc.†	4.875%		6/30/2029	17,805,000	16,860,519
Warrior Met Coal, Inc.†	7.875%		12/1/2028	17,451,000	17,737,284
Total					58,009,511

Commercial Services 2.44%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(f)	7.00%		5/21/2030	43,518,000	45,089,391
Allied Universal Holdco LLC†	7.875%		2/15/2031	32,804,000	34,310,327
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%		6/15/2030	29,031,000	29,852,200
Ashtead Capital, Inc.†	5.50%		8/11/2032	19,088,000	19,503,815
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(g)	8.375%		6/15/2032	52,407,000	52,796,070
CompoSecure Holdings LLC†	5.625%		2/1/2033	23,083,000	22,547,868
CoreCivic, Inc.	8.25%		4/15/2029	22,853,000	23,815,180
EquipmentShare.com, Inc.†(c)	7.125%		7/1/2034	34,414,000	33,856,096
EquipmentShare.com, Inc.†	8.625%		5/15/2032	21,214,000	22,094,063
EquipmentShare.com, Inc.†	9.00%		5/15/2028	52,191,000	53,305,956
Garda World Security Corp. (Canada)†(f)	6.50%		1/15/2031	21,821,000	22,139,456
GEO Group, Inc.	8.625%		4/15/2029	31,106,000	32,424,086
Herc Holdings, Inc.†(g)	6.00%		3/15/2034	16,453,000	16,360,626
Herc Holdings, Inc.†(g)	7.25%		6/15/2033	19,089,000	19,914,733
Hertz Corp.†(j)	Zero Coupon		1/15/2028	33,436,000	0
Hertz Corp.†(j)	Zero Coupon		10/15/2049	16,775,000	0
Hertz Corp.†(g)	12.625%		7/15/2029	18,050,000	14,706,194

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
ITR Concession Co. LLC†	5.183%	7/15/2035	$12,438,000	$12,199,472
J Paul Getty Trust	4.905%	4/1/2035	22,551,000	22,662,701
Quanta Services, Inc.	5.25%	8/9/2034	21,175,000	21,423,503
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	26,944,000	27,291,537
Synergy Infrastructure Holdings LLC†	7.875%	12/1/2030	21,821,000	22,860,351
Triton Container International Ltd./TAL International Container Corp.	5.15%	2/15/2033	29,178,000	28,675,876
Total				577,829,501

Computers 0.27%
CACI International, Inc.†	6.375%	6/15/2033	42,877,000	43,512,437
NetApp, Inc.	2.70%	6/22/2030	21,843,000	20,136,859
Total				63,649,296

Cosmetics/Personal Care 0.13%
Opal Bidco SAS (France)†(f)	6.50%	3/31/2032	30,469,000	31,099,739

Distribution/Wholesale 0.31%
ADI Escrow Issuer LLC†	7.125%	7/15/2034	23,611,000	24,101,955
LKQ Corp.	6.25%	6/15/2033	27,041,000	28,015,284
Marubeni Corp. (Japan)†(f)(g)	5.383%	4/1/2035	20,673,000	21,027,445
Total				73,144,684

Diversified Financial Services 2.96%
Ally Financial, Inc.(g)	6.70%	2/14/2033	44,941,000	46,277,514
Azorra Finance Ltd. (Cayman Islands)†(f)	6.25%	2/15/2034	17,042,000	16,512,606
Bread Financial Holdings, Inc.†	6.75%	5/15/2031	19,938,000	20,414,777
Coinbase Global, Inc.†	3.375%	10/1/2028	46,032,000	43,726,073
Coinbase Global, Inc.†(g)	3.625%	10/1/2031	26,748,000	23,318,032
CrossCountry Intermediate HoldCo LLC†	6.50%	10/1/2030	22,022,000	21,733,118
CrossCountry Intermediate HoldCo LLC†	6.75%	12/1/2032	7,735,000	7,475,058
DAE Sukuk Difc Ltd. (United Arab Emirates)†(f)	4.50%	10/16/2030	28,880,000	27,847,989
Freedom Mortgage Holdings LLC†	9.125%	5/15/2031	24,430,000	25,288,715
GGAM Finance Ltd. (Ireland)†(f)	8.00%	6/15/2028	30,343,000	31,420,844

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(f)(j)	6.054% (3 mo. USD LIBOR + 5.75%	)	1/15/2015	$15,000,000	$0	(e)
ILFC E-Capital Trust I†	6.48%	#(b)	12/21/2065	28,720,000	24,685,453
ILFC E-Capital Trust II†	6.73%	#(b)	12/21/2065	20,873,000	18,441,500
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	36,068,000	37,110,784
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	21,694,000	22,441,597
LPL Holdings, Inc.	6.00%		5/20/2034	22,139,000	22,656,181
Marex Group PLC (United Kingdom)(f)(g)	5.68%		4/21/2031	23,267,000	23,285,767
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	25,846,000	22,311,445
OneMain Finance Corp.	6.125%		5/15/2030	41,644,000	41,674,325
OneMain Finance Corp.	7.50%		5/15/2031	22,340,000	23,093,490
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	21,685,000	21,989,696
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	22,745,000	23,668,424
Rocket Cos., Inc.†	6.375%		8/1/2033	31,943,000	32,524,824
Stonebriar ABF Issuer LLC†	7.00%		8/15/2031	15,615,000	15,626,721
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030	22,871,000	23,928,692
Stonex Escrow Issuer LLC†	6.875%		7/15/2032	21,940,000	22,578,717
Synchrony Financial	7.25%		2/2/2033	22,062,000	23,007,512
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	24,820,000	25,973,534
WS Escrow LLC†	7.75%		6/1/2033	11,781,000	12,106,004
Total					701,119,392

Electric 4.89%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055	23,360,000	23,983,525
AES Panama Generation Holdings SRL (Panama)(f)	4.375%		5/31/2030	23,281,129	22,057,357
Alliant Energy Corp.	5.75% (5 yr. CMT + 2.08%	)#	4/1/2056	21,903,000	21,667,429
Alpha Generation LLC†	6.25%		1/15/2034	30,506,000	30,037,129
Alpha Generation LLC†	6.75%		10/15/2032	21,496,000	21,901,286
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	29,463,000	30,547,104

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
CenterPoint Energy, Inc.	5.95% (5 yr. CMT + 2.22%	)#	4/1/2056		$19,272,000	$19,274,448
Chpe LLC†	5.875%		6/29/2046		36,540,000	36,777,970
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador)†(f)(g)	8.65%		1/24/2033		21,895,000	23,156,590
Comision Federal de Electricidad (Mexico)†(f)	6.50%		1/28/2051		18,384,000	17,970,360
Constellation Energy Generation LLC	5.60%		6/15/2042		21,992,000	21,696,367
Constellation Energy Generation LLC	5.80%		3/1/2033		28,492,000	29,748,860
Constellation Energy Generation LLC	6.25%		10/1/2039		42,389,000	44,779,512
Dominion Energy, Inc.	6.20% (5 yr. CMT + 2.01%	)#	2/15/2056		31,003,000	31,111,448
DPL LLC	4.35%		4/15/2029		27,939,000	27,080,759
Electricite de France SA (France)†(f)	9.125% (5 yr. CMT + 5.41%	)#	–	(i)	7,934,000	9,215,603
Energuate Trust 2 0 (Cayman Islands)†(f)	6.35%		9/15/2035		21,292,000	21,216,163
Entergy Corp.	6.10% (5 yr. CMT + 2.01%	)#	6/15/2056		22,812,000	22,868,460
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055		31,929,000	32,751,459
Idaho Power Co.	5.20%		8/15/2034		21,255,000	21,539,381
Idaho Power Co.	5.70%		3/15/2055		25,247,000	25,331,635
Long Ridge Energy LLC†	8.75%		2/15/2032		30,323,000	32,023,046
Minejesa Capital BV (Netherlands)†(f)	4.625%		8/10/2030		19,812,672	19,562,759
NextEra Energy Capital Holdings, Inc.	6.20% (5 yr. CMT + 1.77%	)#	10/1/2056		27,345,000	27,329,366
NRG Energy, Inc.†	6.00%		1/15/2036		24,526,000	24,461,720
NRG Energy, Inc.†	7.00%		3/15/2033		28,728,000	31,179,992
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(i)	40,754,000	44,094,116
Palomino Funding Trust I†	7.233%		5/17/2028		44,964,000	46,677,692
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056		23,010,000	22,939,677
Puget Energy, Inc.	4.10%		6/15/2030		26,045,000	25,218,185
Puget Energy, Inc.	7.25% (5 yr. CMT + 2.85%	)#	9/15/2056		23,140,000	23,634,525

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054		$23,064,000	$23,195,050
Talen Energy Supply LLC†	6.25%		2/1/2034		27,299,000	27,144,541
Talen Energy Supply LLC†	6.50%		2/1/2036		40,491,000	40,837,684
Tampa Electric Co.	5.15%		3/1/2035		42,089,000	42,211,275
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%	)#	7/31/2056		25,854,000	26,146,641
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(i)	21,649,000	21,872,591
Vistra Corp.†(g)	8.875% (5 yr. CMT + 5.05%	)#	–	(i)	7,229,000	7,784,252
Vistra Operations Co. LLC†	4.375%		5/1/2029		34,565,000	33,973,433
VoltaGrid LLC†	7.375%		11/1/2030		21,999,000	22,849,393
WEC Energy Group, Inc.	5.625% (5 yr. CMT + 1.91%	)#	5/15/2056		34,056,000	33,868,855
XPLR Infrastructure Operating Partners LP†(g)	8.375%		1/15/2031		20,740,000	22,130,306
XPLR Infrastructure Operating Partners LP†	8.625%		3/15/2033		21,746,000	23,327,978
Total						1,157,175,922

Electronics 0.73%
Flex Ltd.	5.25%		1/15/2032		18,019,000	18,046,238
Flex Ltd.	5.375%		11/13/2035		22,851,000	22,540,637
Ingram Micro, Inc.†	4.75%		5/15/2029		18,106,000	17,793,273
nVent Finance SARL (Luxembourg)(f)	2.75%		11/15/2031		20,244,000	18,098,559
nVent Finance SARL (Luxembourg)(f)	5.65%		5/15/2033		36,050,000	37,098,191
TD SYNNEX Corp.	5.30%		10/10/2035		27,001,000	26,592,622
Trimble, Inc.	6.10%		3/15/2033		31,018,000	32,399,226
Total						172,568,746

Energy-Alternate Sources 0.19%
Topaz Solar Farms LLC†(g)	5.75%		9/30/2039		46,643,112	45,960,257

Engineering & Construction 0.90%
Corp. Quiport SA (Ecuador)†(f)	9.00%		12/15/2037		8,218,000	9,039,800
Fluor Corp.	4.25%		9/15/2028		23,125,000	22,942,565

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Engineering & Construction (continued)
Heathrow Finance PLC	6.625%		3/1/2031		GBP	42,080,000	$55,988,256
Jacobs Engineering Group, Inc.	5.90%		3/1/2033			$27,604,000	28,492,185
MasTec, Inc.	5.90%		6/15/2029			19,917,000	20,499,148
Montego Bay Airport Revenue Finance Ltd. (Cayman Islands)†(f)	6.60%		6/15/2035			22,156,000	21,976,426
Sydney Airport Finance Co. Pty. Ltd. (Australia)†(f)	5.248%		3/26/2036			32,403,000	32,047,380
TAV Havalimanlari Holding AS (Turkey)†(f)(g)	8.50%		12/7/2028			20,581,000	21,248,148
Weekley Homes LLC/Weekley Finance Corp.†	6.75%		1/15/2034			1,316,000	1,321,144
Total							213,555,052

Entertainment 1.42%
Bracelet Holdings, Inc.†	9.25%		7/2/2028			34,400,000	31,059,760(a)
Caesars Entertainment, Inc.†(g)	4.625%		10/15/2029			38,882,000	37,392,940
Caesars Entertainment, Inc.†	7.00%		2/15/2030			40,940,000	41,199,805
Merlin Entertainments Group U.S. Holdings, Inc.†(g)	7.375%		2/15/2031			36,129,000	30,511,804
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†(g)	4.875%		5/1/2029			44,276,000	43,126,206
Penn Entertainment, Inc.†	6.75%		4/1/2031			22,828,000	22,960,950
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%		4/16/2029			42,245,000	38,201,751
SeaWorld Parks & Entertainment, Inc.†	5.25%		8/15/2029			47,179,000	46,200,078
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†(g)	8.625%		1/15/2032			44,036,000	45,372,110
Total							336,025,404

Food 0.91%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029			33,810,000	32,136,895
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%		3/15/2033			15,939,000	15,807,674
Alicorp SAA†	7.40%		6/16/2032		PEN	78,123,000	23,154,750
Chobani LLC/Chobani Finance Corp., Inc.†	6.375%		4/15/2034			$23,027,000	23,385,185
Grupo Nutresa SA (Colombia)†(f)	7.875% (5 yr. CMT + 4.10%	)#	–	(i)		36,417,000	36,417,000

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Food (continued)
Grupo Nutresa SA (Colombia)†(f)	9.00%		5/12/2035	$20,351,000	$22,655,751
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030	29,214,000	28,029,422
Performance Food Group, Inc.†	6.125%		9/15/2032	33,766,000	34,221,199
Total					215,807,876

Gas 0.57%
National Fuel Gas Co.	5.50%		3/15/2030	21,799,000	22,193,624
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055	21,623,000	22,368,020
Promigas SA ESP/Gases del Pacifico SAC (Colombia)†(f)	7.75% (5 yr. CMT + 3.63%	)#	6/24/2056	22,597,000	22,992,448
Snam SpA (Italy)†(f)	5.75%		5/28/2035	23,501,000	24,229,051
Snam SpA (Italy)†(f)(g)	6.50%		5/28/2055	20,010,000	21,164,297
Southwest Gas Corp.	4.05%		3/15/2032	22,297,000	21,315,530
Total					134,262,970

Health Care-Products 0.18%
Bausch & Lomb Corp. (Canada)†(f)	8.375%		10/1/2028	20,761,000	21,357,879
VSP Optical Group, Inc.†	5.45%		12/1/2035	22,340,000	22,217,307
Total					43,575,186

Health Care-Services 0.91%
Acadia Healthcare Co., Inc.†(g)	7.375%		3/15/2033	33,632,000	34,663,594
Charlotte Buyer, Inc.†	8.00%		6/30/2031	23,511,000	23,815,158
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030	32,712,000	30,889,622
Concentra Health Services, Inc.†(g)	6.875%		7/15/2032	21,968,000	22,767,310
DaVita, Inc.†	4.625%		6/1/2030	35,604,000	34,513,524
Molina Healthcare, Inc.†	3.875%		11/15/2030	25,404,000	23,706,970
Rede D’or Finance SARL (Luxembourg)†(f)	6.55%		4/28/2036	36,536,000	35,452,708
Team Health Holdings, Inc.†	8.375%		6/30/2028	9,757,000	9,789,556
Total					215,598,442

Home Builders 0.44%
Century Communities, Inc.†	3.875%		8/15/2029	27,525,000	26,392,429
Century Communities, Inc.†	6.625%		9/15/2033	17,877,000	18,066,300

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Home Builders (continued)
K Hovnanian Enterprises, Inc.†	8.375%		10/1/2033	$24,656,000	$25,355,934
LGI Homes, Inc.†(g)	7.00%		11/15/2032	33,895,000	33,727,515
Total					103,542,178

Home Furnishings 0.23%
Panasonic Holdings Corp. (Japan)(c)(f)	5.362%		7/8/2036	18,505,000	18,506,685
Whirlpool Corp.†	7.50%		7/1/2031	35,016,000	35,521,911
Total					54,028,596

Housewares 0.20%
Newell Brands, Inc.	6.625%		5/15/2032	46,594,000	47,208,909

Insurance 0.40%
Ardonagh Finco Ltd. (United Kingdom)†(f)	7.75%		2/15/2031	18,104,000	18,320,560
CRC Insurance Group LLC†	7.125%		6/1/2031	20,598,000	20,544,574
HUB International Ltd.†	7.375%		1/31/2032	17,259,000	17,578,378
NMI Holdings, Inc.	6.00%		8/15/2029	18,009,000	18,398,703
Transatlantic Holdings, Inc.	8.00%		11/30/2039	15,659,000	19,048,760
Total					93,890,975

Internet 0.53%
Meituan (China)†(f)(g)	4.625%		10/2/2029	32,443,000	32,151,101
MercadoLibre, Inc. (Uruguay)(f)	4.90%		1/15/2033	22,865,000	22,307,094
Rakuten Group, Inc. (Japan)†(f)	9.75%		4/15/2029	9,045,000	9,836,208
Wayfair LLC†	6.75%		11/15/2032	45,320,000	46,576,361
Wayfair LLC†	7.75%		9/15/2030	12,821,000	13,486,615
Total					124,357,379

Investment Companies 0.10%
HA Sustainable Infrastructure Capital, Inc.	7.125% (5 yr. CMT + 3.48%	)#	11/15/2056	23,996,000	24,417,874

Iron-Steel 1.08%
Carpenter Technology Corp.†	5.625%		3/1/2034	22,021,000	22,031,856
Cleveland-Cliffs, Inc.†	7.00%		3/15/2032	23,103,000	22,949,259
Cleveland-Cliffs, Inc.†	7.625%		1/15/2034	47,190,000	47,161,943
Commercial Metals Co.	4.375%		3/15/2032	15,677,000	14,859,543

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Iron-Steel (continued)
Commercial Metals Co.†	5.75%	11/15/2033	$22,134,000	$22,015,306
CSN Inova Ventures (Cayman Islands)(f)	6.75%	1/28/2028	43,376,000	36,071,265
Fortescue Treasury Pty. Ltd. (Australia)†(f)	4.375%	4/1/2031	30,487,000	29,033,712
Fortescue Treasury Pty. Ltd. (Australia)†(f)	6.125%	4/15/2032	21,023,000	21,627,697
Mineral Resources Ltd. (Australia)†(f)	6.25%	5/1/2034	28,413,000	27,956,459
Samarco Mineracao SA (Brazil)(f)	9.50%	6/30/2031	11,314,228	11,380,880
Total				255,087,920

Leisure Time 1.60%
A&K Travel Group Holdings Ltd. (Jersey)†(f)	7.50%	5/15/2033	23,532,000	23,770,269
Carnival Corp. Ltd.†	5.75%	3/15/2030	51,313,000	51,970,474
Carnival Corp. Ltd.†	5.75%	8/1/2032	22,840,000	23,091,637
Carnival Corp. Ltd.†(g)	6.125%	2/15/2033	25,388,000	25,707,761
Gaia Purchaser, Inc.†(c)	7.625%	7/15/2033	35,174,000	35,599,163
Lindblad Expeditions LLC†	7.00%	9/15/2030	36,149,000	37,397,659
NCL Corp. Ltd.†	6.75%	2/1/2032	34,795,000	34,741,297
Patrick Industries, Inc.†	6.375%	11/1/2032	21,182,000	21,115,419
Polaris, Inc.	5.60%	3/1/2031	22,499,000	22,520,243
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	60,389,000	60,913,890
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	21,096,000	21,399,431
Viking Cruises Ltd.†	9.125%	7/15/2031	19,914,000	20,876,742
Total				379,103,985

Lodging 2.56%
Choice Hotels International, Inc.(g)	5.85%	8/1/2034	21,208,000	21,556,348
Full House Resorts, Inc.†	8.25%	2/15/2028	31,880,000	31,242,400
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	23,069,000	23,742,254
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	34,765,000	31,836,313
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	25,286,000	24,450,753
Hilton Domestic Operating Co., Inc.†	5.50%	3/31/2034	32,954,000	32,687,247
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	35,162,000	35,499,344
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	25,419,000	25,812,130
Marriott Ownership Resorts, Inc.†(g)	6.50%	10/1/2033	87,492,000	87,004,145

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging (continued)
Melco Resorts Finance Ltd. (Hong Kong)(f)	5.375%	12/4/2029	$22,496,000	$21,930,183
Melco Resorts Finance Ltd. (Hong Kong)†(f)	6.50%	9/24/2033	22,695,000	22,240,175
Melco Resorts Finance Ltd. (Hong Kong)†(f)	7.625%	4/17/2032	11,666,000	11,951,144
MGM China Holdings Ltd. (Macau)†(f)	6.25%	5/15/2033	20,085,000	19,639,547
Sands China Ltd. (Macau)(f)	2.85%	3/8/2029	57,502,000	54,469,195
Sands China Ltd. (Macau)(f)	4.375%	6/18/2030	35,200,000	34,143,437
Sands China Ltd. (Macau)(f)	5.40%	8/8/2028	25,193,000	25,390,488
Studio City Finance Ltd. (Hong Kong)(f)	5.00%	1/15/2029	35,436,000	33,972,019
Travel & Leisure Co.†	6.125%	9/1/2033	22,732,000	22,509,013
Wynn Macau Ltd. (Macau)†(f)	5.50%	10/1/2027	23,813,000	23,750,562
Wynn Macau Ltd. (Macau)†(f)	6.75%	2/15/2034	21,688,000	21,561,497
Total				605,388,194

Machinery: Construction & Mining 0.25%
Solaris Energy Infrastructure LLC†	6.375%	5/15/2031	34,943,000	35,350,691
Vertiv Holdings Co.	5.80%	3/15/2056	23,719,000	23,361,212
Total				58,711,903

Machinery-Diversified 0.35%
Columbus McKinnon Corp.†(g)	7.125%	2/1/2033	23,028,000	23,095,449
Regal Rexnord Corp.	6.05%	4/15/2028	20,719,000	21,163,190
Regal Rexnord Corp.	6.40%	4/15/2033	36,534,000	38,796,658
Total				83,055,297

Media 3.65%
AMC Global Media, Inc.	4.25%	2/15/2029	37,425,000	33,117,513
CCO Holdings LLC/CCO Holdings Capital Corp.†(g)	7.00%	2/1/2033	34,075,000	33,445,153
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	22,357,000	22,332,371
Cox Communications, Inc.†	4.80%	2/1/2035	31,020,000	27,929,505
Cox Communications, Inc.†	5.45%	9/1/2034	16,921,000	16,145,117
CSC Holdings LLC†	4.125%	12/1/2030	9,124,000	5,429,369
CSC Holdings LLC†	6.50%	2/1/2029	37,456,000	22,437,584
CSC Holdings LLC†	11.75%	1/31/2029	56,306,000	34,670,279

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Directv Financing LLC†	8.875%	2/1/2030	$23,176,000	$23,616,182
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	33,454,000	34,737,128
Discovery Global Holdings, Inc.(c)	4.279%	3/15/2032	31,044,000	27,876,581
Discovery Global Holdings, Inc.	5.05%	3/15/2042	87,721,000	64,371,424
Discovery Global Holdings, Inc.	5.141%	3/15/2052	44,991,000	30,256,448
DISH DBS Corp.(j)	5.125%	6/1/2029	46,717,000	42,081,031
EchoStar Corp.	6.75%	11/30/2030	70,718,589	71,980,987
Gray Media, Inc.†(g)	5.375%	11/15/2031	38,960,000	26,169,432
Gray Media, Inc.†	9.625%	7/15/2032	14,633,000	14,135,917
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	21,389,000	21,754,431
Paramount Global	7.875%	7/30/2030	20,373,000	21,402,426
Sinclair Television Group, Inc.†	8.125%	2/15/2033	21,898,000	22,520,255
Space Exploration Technologies Corp.†	6.60%	7/15/2046	54,715,000	53,244,456
Space Exploration Technologies Corp.†	6.65%	7/15/2056	45,584,000	44,007,533
Sunrise FinCo I BV (Netherlands)†(f)	4.875%	7/15/2031	53,571,000	50,687,809
Univision Communications, Inc.†	4.50%	5/1/2029	28,463,000	27,195,514
Univision Communications, Inc.†	8.875%	4/15/2033	23,443,000	23,093,788
Virgin Media Finance PLC (United Kingdom)†(f)	5.00%	7/15/2030	37,963,000	28,905,076
VZ Secured Financing BV (Netherlands)†(f)	5.00%	1/15/2032	46,331,000	40,594,537
Total				864,137,846

Metal Fabricate-Hardware 0.08%
Vallourec SACA (France)†(f)	7.50%	4/15/2032	18,083,000	18,922,069

Mining 2.73%
Alcoa Nederland Holding BV (Netherlands)†(f)	7.125%	3/15/2031	20,653,000	21,446,158
Anglo American Capital PLC (United Kingdom)†(f)	5.75%	4/5/2034	20,634,000	21,291,415
Aris Mining Corp. (Canada)†(f)	8.00%	10/31/2029	20,668,000	21,430,443
Capstone Copper Corp. (Canada)†(f)	6.75%	3/31/2033	26,281,000	26,654,532
First Quantum Minerals Ltd. (Canada)†(f)	6.375%	2/15/2036	26,728,000	26,250,753
First Quantum Minerals Ltd. (Canada)†(f)	7.25%	2/15/2034	20,941,000	21,483,915

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining (continued)
First Quantum Minerals Ltd. (Canada)†(f)	8.00%	3/1/2033	$23,148,000	$24,230,253
First Quantum Minerals Ltd. (Canada)†(f)	8.625%	6/1/2031	26,808,000	27,944,888
Freeport Indonesia PT (Indonesia)(f)	6.20%	4/14/2052	21,420,000	20,969,492
Freeport-McMoRan, Inc.	5.40%	11/14/2034	34,970,000	35,586,156
Glencore Funding LLC†	5.673%	4/1/2035	16,827,000	17,255,552
Ivanhoe Mines Ltd. (Canada)†(f)	7.875%	1/23/2030	20,682,000	20,937,113
Kaiser Aluminum Corp.†	4.50%	6/1/2031	29,297,000	28,062,656
Kinross Gold Corp. (Canada)(f)	6.25%	7/15/2033	37,165,000	39,217,198
Minera Mexico SA de CV (Mexico)†(f)	5.625%	2/12/2032	45,208,000	45,755,017
Minsur SA (Peru)(f)(g)	4.50%	10/28/2031	21,660,000	20,777,595
Navoi Mining & Metallurgical Co. (Uzbekistan)†(f)	6.75%	5/14/2030	35,021,000	36,234,032
Navoi Mining & Metallurgical Co. (Uzbekistan)(f)	6.95%	10/17/2031	21,252,000	22,407,501
Nexa Resources SA (Brazil)†(f)	6.60%	4/8/2037	31,023,000	32,385,189
Nickel Industries Ltd. (Australia)(f)(g)	9.00%	9/30/2030	27,653,000	28,388,705
Novelis Corp.†	4.75%	1/30/2030	36,313,000	35,145,802
Novelis Corp.†	6.875%	1/30/2030	33,912,000	34,789,778
PLS Group Ltd. (Australia)†(f)	6.875%	5/1/2031	16,263,000	16,663,320
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(f)	5.854%	5/13/2032	20,566,000	20,914,545
Total				646,222,008

Miscellaneous Manufacturing 0.08%
GrafTech Global Enterprises, Inc.†(g)	9.875%	12/23/2029	25,856,000	19,133,440

Office/Business Equipment 0.12%
Zebra Technologies Corp.†	6.50%	6/1/2032	28,485,000	28,848,383

Oil & Gas 5.92%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	13,319,000	13,857,700
APA Corp.	4.25%	1/15/2030	21,354,000	20,997,690
APA Corp.	6.10%	2/15/2035	26,226,000	27,068,416
APA Corp.	6.75%	2/15/2055	33,009,000	34,473,204
Borr IHC Ltd./Borr Finance LLC†	9.00%	1/15/2034	24,488,000	23,698,964

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
BP Capital Markets PLC (United Kingdom)(f)	6.45% (5 yr. CMT + 2.15%	)#	–	(i)	$33,068,000	$34,339,068
Caturus Energy LLC†	7.125%		5/15/2031		23,656,000	23,434,360
Caturus Energy LLC†	8.50%		2/15/2030		20,966,000	21,858,816
CITGO Petroleum Corp.†	8.375%		1/15/2029		28,033,000	28,852,769
Comstock Resources, Inc.†	5.875%		1/15/2030		10,917,000	10,303,377
Comstock Resources, Inc.†	6.75%		3/1/2029		12,130,000	11,917,201
Crescent Energy Finance LLC†	7.375%		1/15/2033		35,325,000	35,132,230
Crescent Energy Finance LLC†	7.75%		7/31/2029		12,476,000	12,514,114
DBR Land Holdings LLC†	6.25%		12/1/2030		22,663,000	23,028,554
Ecopetrol SA (Colombia)(f)	4.625%		11/2/2031		25,559,000	23,463,900
Ecopetrol SA (Colombia)(f)	5.875%		5/28/2045		91,584,000	75,716,477
Global Marine, Inc.	7.00%		6/1/2028		4,034,000	4,106,745
Harbour Energy PLC (United Kingdom)†(f)	6.327%		4/1/2035		22,820,000	23,272,530
HF Sinclair Corp.	5.50%		9/1/2032		44,426,000	44,755,099
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%		5/15/2034		34,917,000	33,997,042
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%		2/15/2035		23,797,000	23,445,218
Kraken Oil & Gas Partners LLC†	7.125%		5/15/2031		15,536,000	15,201,005
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		27,878,000	28,171,583
Matador Resources Co.†	6.00%		4/15/2034		14,359,000	14,007,549
Matador Resources Co.†	6.50%		4/15/2032		15,203,000	15,294,066
MC Brazil Downstream Trading SARL (Luxembourg)†(f)(g)	7.25%		6/30/2031		24,133,929	22,672,861
Occidental Petroleum Corp.(g)	5.375%		1/1/2032		18,612,000	18,993,174
Occidental Petroleum Corp.(g)	5.55%		10/1/2034		19,839,000	20,304,562
Occidental Petroleum Corp.	6.60%		3/15/2046		42,677,000	45,574,428
Occidental Petroleum Corp.	7.50%		5/1/2031		18,501,000	20,501,680
Occidental Petroleum Corp.	8.875%		7/15/2030		17,825,000	20,078,322
OGX Austria GmbH (Brazil)†(f)(j)	8.50%		6/1/2018		20,000,000	400
ORLEN SA (Poland)†(f)	6.00%		1/30/2035		19,122,000	19,813,827
Ovintiv, Inc.	6.50%		2/1/2038		26,405,000	27,859,076
Par Petroleum LLC†	7.375%		6/1/2034		23,495,000	23,789,604
Patterson-UTI Energy, Inc.(g)	6.05%		5/15/2036		23,401,000	23,331,672

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Petroleos de Venezuela SA (Venezuela)(f)(j)	5.375%		4/12/2027		$23,821,000	$8,789,949
Petroleos de Venezuela SA (Venezuela)(f)(j)	5.375%		4/12/2027		26,789,400	9,885,289
Petroleos de Venezuela SA (Venezuela)(f)(j)	6.00%		5/16/2024		115,754,943	43,639,613
Petroleos de Venezuela SA (Venezuela)(f)(j)	6.00%		11/15/2026		38,247,112	14,438,285
Petroleos Mexicanos (Mexico)(f)	6.75%		9/21/2047		54,024,000	46,283,982
Petroleos Mexicanos (Mexico)(f)(g)	10.00%		2/7/2033		67,793,000	79,854,845
Repsol E&P Capital Markets U.S. LLC†	5.976%		9/16/2035		43,039,000	43,911,356
Saturn Oil & Gas, Inc. (Canada)†(f)(g)	9.625%		6/15/2029		8,921,000	9,306,455
Seadrill Finance Ltd.†	8.375%		8/1/2030		2,700,000	2,832,351
SM Energy Co.†	6.625%		4/15/2034		12,125,000	11,942,013
SM Energy Co.†	8.625%		11/1/2030		20,653,000	21,699,638
Suncor Energy, Inc. (Canada)(f)	7.15%		2/1/2032		28,398,000	31,326,549
Sunoco LP†	6.25%		7/1/2033		33,039,000	33,351,086
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		15,999,000	15,752,953
Thaioil Treasury Center Co. Ltd. (Thailand)†(f)	6.10% (5 yr. CMT + 2.38%	)#	–	(i)	23,425,000	22,877,814
Transocean International Ltd.	6.80%		3/15/2038		21,781,000	20,217,026
Transocean International Ltd.†	7.875%		10/15/2032		11,526,000	12,038,504
Transocean International Ltd.†	8.50%		5/15/2031		22,461,000	23,331,651
Vermilion Energy, Inc. (Canada)†(f)	6.875%		5/1/2030		12,903,000	12,885,553
Vermilion Energy, Inc. (Canada)†(f)	7.25%		2/15/2033		16,155,000	15,890,754
Viper Energy Partners LLC	5.70%		8/1/2035		30,107,000	30,601,658
YPF SA (Argentina)(f)	8.25%		1/17/2034		22,845,000	23,931,028
Total						1,400,615,635

Oil & Gas Services 0.93%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00%		6/15/2036		13,680,000	13,385,577
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.85%		6/15/2056		22,800,000	22,539,240
Enerflex, Inc.†	6.875%		1/15/2031		20,985,000	21,489,626
Oceaneering International, Inc.	6.00%		2/1/2028		32,636,000	33,186,080
SESI LLC†	7.875%		9/30/2030		26,695,000	27,141,981

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services (continued)
Star Holding LLC†	8.75%		8/1/2031	$7,211,000	$7,236,686
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%		10/1/2033	21,772,000	21,598,880
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029	13,193,000	13,520,173
WBI Operating LLC†	6.50%		10/15/2033	25,347,000	25,519,486
Weatherford International Ltd.†	6.75%		10/15/2033	33,114,000	33,804,447
Total					219,422,176

Packaging & Containers 0.94%
Ardagh Group SA (Luxembourg)†(f)	11.00%		12/1/2030	25,050,000	23,954,063
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.25%		1/30/2031	31,205,000	31,574,350
Ball Corp.	5.50%		9/15/2033	22,766,000	22,920,217
Canpack SA/Canpack U.S. LLC (Poland)†(f)	3.875%		11/15/2029	16,549,000	15,713,439
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	33,919,000	33,485,451
LABL, Inc.†(g)(j)	5.875%		11/1/2028	6,743,000	3,465,700(e)
Multi-Color Corp.†(g)	8.50%		5/11/2033	20,162,872	17,786,708
Sealed Air Corp.†	6.875%		7/15/2033	22,562,000	22,459,081
Sword Purchaser LLC†	8.25%		4/15/2033	22,868,000	23,676,155
Trivium Packaging Finance BV (Netherlands)†(f)	8.25%		7/15/2030	25,922,000	27,405,464
Total					222,440,628

Pharmaceuticals 0.73%
1261229 BC Ltd. (Canada)†(f)	10.00%		4/15/2032	56,491,000	57,253,967
CVS Health Corp.	5.25%		2/21/2033	35,683,000	36,287,895
CVS Health Corp.	5.70%		6/1/2034	20,885,000	21,565,501
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	20,543,000	21,336,823
HLF Financing SARL LLC/Herbalife International, Inc.†	7.75%		5/1/2033	36,127,000	36,643,255
Total					173,087,441

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines 3.79%
AL Candelaria -spain- SA (Spain)†(f)(g)	5.75%		6/15/2033	$30,777,000	$28,520,892
AL Candelaria -spain- SA (Spain)(f)	5.75%		6/15/2033	19,229,000	17,819,418
AL Candelaria -spain- SA (Spain)(f)	5.75%		6/15/2033	4,247,000	3,935,674
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	20,994,000	21,732,317
Boardwalk Pipelines LP	5.375%		2/15/2036	15,749,000	15,672,516
Boardwalk Pipelines LP	5.625%		8/1/2034	21,000,000	21,434,827
Buckeye Partners LP†	6.75%		2/1/2030	32,715,000	33,805,227
Colonial Enterprises, Inc.†	3.25%		5/15/2030	19,028,000	17,833,712
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	21,903,000	21,507,316
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	17,465,000	18,162,105
DT Midstream, Inc.†	4.30%		4/15/2032	27,064,000	25,876,055
Esentia Energy Development SAB de CV (Mexico)†(f)	6.125%		7/30/2033	19,540,000	19,506,782
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	16,800,000	17,309,611
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%		3/15/2034	30,436,000	30,218,842
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032	20,761,000	21,419,331
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033	22,323,000	22,600,966
Green Palm Bidco SARL (Luxembourg)†(f)(g)	5.957%		6/30/2041	22,583,000	22,835,061
Green Palm Bidco SARL (Luxembourg)(f)	5.957%		6/30/2041	22,978,000	23,234,470
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035	12,433,000	12,627,021
Harvest Midstream I LP†	6.75%		5/15/2034	23,130,000	23,470,462
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	21,952,000	22,862,854
NGPL PipeCo LLC†	3.25%		7/15/2031	24,487,000	22,550,199
ONEOK, Inc.	6.05%		9/1/2033	20,473,000	21,439,615
ONEOK, Inc.†	6.50%		9/1/2030	19,886,000	20,916,543
Sabal Trail Transmission LLC†	4.246%		5/1/2028	16,996,000	16,860,354
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(f)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055	21,644,000	23,142,154
South Bow USA Infrastructure Holdings LLC	5.584%		10/1/2034	21,521,000	21,448,341

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC	5.10%		3/15/2036		$21,975,000	$21,763,189
Venture Global LNG, Inc.†	6.625%		6/15/2036		20,653,000	20,369,083
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(i)	34,897,000	34,088,618
Venture Global LNG, Inc.†	9.50%		2/1/2029		85,375,000	91,932,742
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034		42,640,000	44,449,727
Venture Global Plaquemines LNG LLC†	6.75%		1/15/2036		11,350,000	12,039,864
Western Midstream Operating LP	4.05%		2/1/2030		38,019,000	36,842,077
Western Midstream Operating LP	6.35%		1/15/2029		20,497,000	21,206,374
Whistler Pipeline LLC†	5.95%		9/30/2034		45,092,000	46,265,436
Total						897,699,775

Real Estate 0.52%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(f)	5.50%		1/30/2033		17,682,000	17,351,347
Howard Hughes Corp.†	5.875%		3/1/2032		23,101,000	22,919,472
Hunt Cos., Inc.†	5.25%		4/15/2029		27,346,000	27,110,091
Kennedy-Wilson, Inc.†	7.00%		6/1/2031		33,094,000	33,849,697
Newmark Group, Inc.	7.50%		1/12/2029		20,249,000	21,224,293
Total						122,454,900

REITS 2.86%
American Assets Trust LP	6.15%		10/1/2034		47,277,000	48,094,033
Brandywine Operating Partnership LP	4.55%		10/1/2029		14,992,000	14,107,752
Brandywine Operating Partnership LP	8.875%		4/12/2029		9,024,000	9,543,106
CFE Fibra E (Mexico)†(f)	5.875%		9/23/2040		19,974,914	19,495,516
Cousins Properties LP	5.875%		10/1/2034		36,687,000	37,548,505
First Industrial LP	5.25%		1/15/2031		16,881,000	16,996,134
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2030		26,711,000	25,688,936
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2031		19,738,000	18,652,773
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		17,444,000	17,648,287
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032		26,424,000	25,735,438
Iron Mountain, Inc.†	4.50%		2/15/2031		67,416,000	64,514,550
Iron Mountain, Inc.†	4.875%		9/15/2029		22,889,000	22,471,866

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
Iron Mountain, Inc.†	6.25%	1/15/2033	$23,442,000	$23,698,901
Iron Mountain, Inc.†	6.25%	1/15/2035	36,462,000	36,649,703
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50%	8/1/2030	20,758,000	20,970,437
Millrose Properties, Inc.†	6.25%	9/15/2032	17,633,000	17,802,400
Millrose Properties, Inc.†	6.375%	8/1/2030	21,478,000	21,782,988
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	14,635,000	14,351,613
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	16,479,000	17,026,640
Piedmont Operating Partnership LP	5.625%	1/15/2033	13,496,000	13,441,937
Piedmont Operating Partnership LP	9.25%	7/20/2028	33,284,000	35,846,146
Rayonier LP	2.75%	5/17/2031	45,499,000	40,892,759
RHP Hotel Properties LP/RHP Finance Corp.†	5.75%	3/15/2034	24,067,000	23,857,692
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033	15,178,000	15,582,273
Starwood Property Trust, Inc.†	6.50%	10/15/2030	29,186,000	29,878,000
Vornado Realty LP	3.40%	6/1/2031	24,364,000	22,388,416
Vornado Realty LP	5.75%	2/1/2033	22,627,000	22,715,725
Total				677,382,526

Retail 1.87%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(f)	6.125%	6/15/2029	20,619,000	20,939,007
Advance Auto Parts, Inc.†	7.375%	8/1/2033	48,630,000	50,435,875
Bath & Body Works, Inc.	6.875%	11/1/2035	25,667,000	26,300,538
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	29,390,000	21,451,438
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(f)	8.375%	1/15/2029	24,396,000	24,051,528
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	3,544,000	1,506,200
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	9.50%	5/28/2030	1,000,560	1,000,560
LBM Acquisition LLC†	9.50%	6/15/2031	45,893,000	40,923,235
Macy’s Retail Holdings LLC†(g)	7.375%	8/1/2033	21,918,000	23,039,632

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Michaels Cos., Inc.†	8.50%	3/15/2033		$23,287,000	$23,079,387
Park River Holdings, Inc.†	8.00%	3/15/2031		43,468,000	43,890,205
PetSmart LLC/PetSmart Finance Corp.†	7.50%	9/15/2032		40,382,000	40,419,878
Punch Finance PLC†	7.875%	12/30/2030	GBP	19,851,000	27,228,967
QXO Building Products, Inc.†	6.75%	4/30/2032		$33,053,000	34,149,827
QXO Building Products, Inc.†	6.875%	7/15/2034		27,093,000	27,829,266
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	16,556,000	22,474,906
Tiffany & Co.	4.90%	10/1/2044		$15,113,000	13,822,361
Total					442,542,810

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(j)	6.875%	6/15/2011		22,500,000	0	(e)

Semiconductors 1.08%
Entegris, Inc.†	4.75%	4/15/2029		34,142,000	33,759,405
Foundry JV Holdco LLC†	5.50%	1/25/2031		37,174,000	38,026,149
Foundry JV Holdco LLC†	6.25%	1/25/2035		27,988,000	29,737,485
Foundry JV Holdco LLC†	6.40%	1/25/2038		26,883,000	28,784,009
Intel Corp.	5.30%	5/15/2036		22,813,000	22,709,321
Marvell Technology, Inc.	5.30%	4/15/2036		22,817,000	22,711,998
Marvell Technology, Inc.	5.95%	9/15/2033		21,787,000	22,916,903
Qorvo, Inc.†	3.375%	4/1/2031		22,864,000	20,938,232
Qorvo, Inc.	4.375%	10/15/2029		21,594,000	20,841,920
SK Hynix, Inc. (South Korea)(f)	6.50%	1/17/2033		13,204,000	14,320,096
Total					254,745,518

Shipbuilding 0.24%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030		21,770,000	21,318,192
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030		18,243,000	18,549,730
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035		17,057,000	17,587,454
Total					57,455,376

Software 1.21%
CoreWeave, Inc.†(g)	9.00%	2/1/2031		28,886,000	28,581,667
CoreWeave, Inc.†	9.625%	7/15/2032		11,396,000	11,239,874

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software (continued)
CoreWeave, Inc.†	9.75%	10/1/2031	$30,342,000	$30,296,608
OAK-Eagle Acquireco, Inc.†	7.25%	7/1/2033	20,848,000	21,820,586
OAK-Eagle Acquireco, Inc.†	8.75%	7/1/2034	42,996,000	45,658,398
Oracle Corp.	5.20%	9/26/2035	84,050,000	78,722,812
Oracle Corp.	6.70%	2/4/2056	74,793,000	70,439,456
Total				286,759,401

Telecommunications 3.38%
APLD ComputeCo 2 LLC†	6.75%	3/15/2031	15,801,000	15,868,992
APLD ComputeCo 3 LLC†	7.00%	6/15/2031	26,839,000	26,817,536
APLD ComputeCo LLC†	9.25%	12/15/2030	21,929,000	23,669,162
Black Pearl Compute LLC†	6.125%	2/15/2031	25,494,000	25,852,573
Cipher Compute LLC†	7.125%	11/15/2030	39,453,000	41,061,601
Core Scientific Finance I LLC†	7.75%	5/15/2031	45,625,000	46,300,284
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(f)	8.625%	8/1/2032	21,643,000	22,300,947
ELK Grove Village Property LLC†	7.50%	6/15/2031	34,753,000	35,014,054
Fibercop SpA (Italy)†(f)	6.00%	9/30/2034	22,020,000	21,320,044
Flash Compute LLC†	7.25%	12/31/2030	41,767,000	42,997,979
Hughes Satellite Systems Corp.	5.25%	8/1/2026	16,709,000	14,138,660
Hughes Satellite Systems Corp.	6.625%	8/1/2026	29,131,000	18,158,518
Level 3 Financing, Inc.†	3.75%	7/15/2029	2,474,000	2,396,688
Level 3 Financing, Inc.†	7.50%	2/15/2037	48,448,501	49,770,123
Level 3 Financing, Inc.†	8.50%	1/15/2036	45,668,197	49,076,369
Lumen Technologies, Inc.†	4.50%	1/15/2029	38,239,000	36,779,464
Lumen Technologies, Inc.†	5.375%	6/15/2029	20,205,000	19,702,633
Lumen Technologies, Inc.	7.60%	9/15/2039	11,939,000	11,430,135
Lumen Technologies, Inc.	7.65%	3/15/2042	14,187,000	13,423,952
Meridian Arc Holdco LLC†	6.25%	4/30/2031	17,743,000	17,794,366
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%	4/15/2036	45,635,000	43,406,031
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	35,370,000	34,882,545
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	8.625%	6/15/2032	46,057,000	48,086,302

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Vmed O2 U.K. Financing I PLC (United Kingdom)†(f)	4.25%		1/31/2031	$55,119,000	$45,376,043
Vmed O2 U.K. Financing I PLC (United Kingdom)†(f)	4.75%		7/15/2031	24,505,000	20,157,662
WULF Compute LLC†	7.75%		10/15/2030	42,769,000	44,948,637
Zegona Finance PLC (United Kingdom)†(f)	8.625%		7/15/2029	27,622,000	28,852,808
Total					799,584,108

Transportation 0.63%
Danaos Corp. (Marshall Islands)†(f)(g)	6.875%		10/15/2032	21,643,000	22,379,447
Fedex Freight Holding Co., Inc.†	4.95%		3/15/2033	18,260,000	17,896,668
GXO Logistics, Inc.	6.25%		5/6/2029	20,719,000	21,424,789
Rand Parent LLC†	8.50%		2/15/2030	39,771,000	41,229,641
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	25,527,000	26,228,125
XPO, Inc.†	7.125%		2/1/2032	18,350,000	19,044,217
Total					148,202,887

Trucking & Leasing 0.27%
FTAI Aviation Investors LLC†	5.875%		4/15/2033	42,548,000	42,593,169
FTAI Aviation Investors LLC†	7.00%		5/1/2031	20,510,000	21,258,882
Total					63,852,051

Water 0.09%
Sabesp Lux SARL (Luxembourg)†(f)	5.625%		8/20/2030	21,449,000	21,153,004
Total Corporate Bonds (cost $16,576,801,571)					16,521,503,597

FLOATING RATE LOANS(k) 1.79%

Advertising 0.09%
CMG Media Corp. 2024 Term Loan	7.332% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	23,139,317	20,979,609

Auto Parts & Equipment 0.00%
First Brands Group LLC 2021 Term Loan(j)	–	(d)	3/30/2027	5,086,505	12,457
First Brands Group LLC 2022 Incremental Term Loan(j)	–	(d)	3/30/2027	1,226,898	3,005
First Brands Group LLC 2025 DIP Term Loan(j)	–	(d)	6/29/2027	26,610	4,357

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Auto Parts & Equipment (continued)
First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B(j)	–	(d)	6/29/2027		$7,246,407	$22,609
Total						42,428

Building Materials 0.05%
ACProducts, Inc. 2026 First Lien First Out Term Loan	9.232% (3 mo. USD Term SOFR + 5.50%	)	11/14/2031		2,927,214	2,994,906
ACProducts, Inc. 2026 First Lien Second Out Term Loan	9.232% (3 mo. USD Term SOFR + 5.50%	)	11/14/2031		11,148,533	9,874,813
Total						12,869,719

Chemicals 0.44%
Chemours Co. 2025 USD Term Loan B	7.144% (1 mo. USD Term SOFR + 3.50%	)	10/15/2032		22,757,640	22,750,585
INEOS Quattro Holdings U.K. Ltd. 2023 USD 1st Lien Term Loan B (United Kingdom)(f)	7.994% (1 mo. USD Term SOFR + 4.25%	)	4/2/2029		60,925,326	53,900,027
Ineos U.S. Finance LLC 2023 USD Term Loan B	6.894% (1 mo. USD Term SOFR + 3.25%	)	2/18/2030		28,967,737	26,751,705
Total						103,402,317

Diversified Capital Goods 0.08%
Tank Holding Corp. 2022 Term Loan	9.494% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		21,376,321	19,751,721

Electric: Generation 0.01%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.494% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		1,720,948	1,712,343

Food 0.13%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.488% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	28,107,692	30,503,310

Health Care Products 0.10%
Hologic, Inc. 2026 USD 2nd Lien Term Loan	8.745% (3 mo. USD Term SOFR + 5.00%	)	4/10/2034		$23,227,000	22,994,730	(l)

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(f)	6.925% (3 mo. USD Term SOFR + 3.00%	)	7/22/2030	$13,399,540	$13,381,116

Media 0.36%
Discovery Global Holdings, Inc. 2026 USD Term Loan B	6.144% (1 mo. USD Term SOFR + 2.50%	)	6/3/2033	22,429,211	22,463,304
Sinclair Television Group, Inc. 2025 Term Loan B6	7.294% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029	26,201,073	23,073,451
Sinclair Television Group, Inc. 2025 Term Loan B7	7.932% (3 mo. USD Term SOFR + 4.10%	)	12/31/2030	38,758,718	33,938,296
Virgin Media Bristol LLC 2023 USD Term Loan Y	6.967% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031	5,836,420	5,195,231
Total					84,670,282

Oil & Gas Services 0.03%
Star Holding LLC 2024 1st Lien Term Loan B	8.144% (1 mo. USD Term SOFR + 4.50%	)	7/31/2031	8,557,779	8,570,230

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(d)	12/31/2026	687,414	0	(e)

Pharmaceuticals 0.09%
Bausch Health Cos., Inc. 2025 Term Loan B (Canada)(f)	9.894% (1 mo. USD Term SOFR + 6.25%	)	10/8/2030	23,461,508	22,805,289

Retail 0.06%
Sweetwater Borrower LLC 2026 Term Loan B	7.644% (1 mo. USD Term SOFR + 4.00%	)	2/17/2033	13,590,133	13,692,059

Software 0.21%
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.416% (3 mo. USD Term SOFR + 2.75%	)	7/30/2031	51,588,954	46,628,934
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	3,610,000	3,573,900	(l)
Total					50,202,834

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities 0.08%
Astoria Energy LLC 2025 Term Loan B	5.894% - 5.98% (1 mo. USD Term SOFR + 2.25% (3 mo. USD Term SOFR + 2.25%	) )	6/23/2032	$18,996,975	$19,040,478
Total Floating Rate Loans (cost $430,151,679)					424,618,465

FOREIGN GOVERNMENT OBLIGATIONS 6.84%

Angola 0.18%
Angola Government International Bonds(f)	9.244%		1/15/2031	42,119,000	43,650,141

Argentina 1.12%
Argentina Republic Government International Bonds(f)	0.75%	(m)	7/9/2030	109,381,180	97,075,797
Ciudad Autonoma De Buenos Aires/Government Bonds†(f)	7.05%		5/13/2036	24,645,607	24,208,147
Provincia de Buenos Aires/Government Bonds(f)	6.625%	(m)	9/1/2037	2,406,869	1,995,848
Provincia de Buenos Aires/Government Bonds(f)	6.625%	(m)	9/1/2037	25,673,268	21,289,044
Provincia de Cordoba(f)	6.875%	(m)	2/1/2029	14,069,170	13,826,477
Provincia de Cordoba†(f)	8.60%		2/3/2035	27,287,000	27,184,674
Provincia de Cordoba†(f)	9.75%		7/2/2032	30,534,000	32,694,281
Provincia de Entre Rios Argentina†(f)	9.55%		3/4/2033	22,842,000	22,300,645
Provincia del Chubut Argentina†(f)	9.45%		4/29/2036	22,848,000	24,218,880
Total					264,793,793

Benin 0.10%
Benin Government International Bonds†(f)	7.96%		2/13/2038	22,816,000	24,279,296

Bolivia 0.18%
Bolivia Government International Bonds(f)	4.50%		3/20/2028	23,971,865	23,096,892
Bolivia Government International Bonds†(f)	9.45%		5/14/2031	18,202,000	18,670,702
Total					41,767,594

Cameroon 0.14%
Republic of Cameroon International Bonds(f)	9.50%		7/31/2031	32,016,000	32,358,836

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Colombia 0.25%
Colombia Government International Bonds(f)	7.50%		2/2/2034		$32,824,000	$35,121,680
Colombia Government International Bonds(f)(g)	7.75%		11/7/2036		22,076,000	24,112,511
Total						59,234,191

Congo 0.15%
DRC International Bonds†(f)	9.50%		4/16/2037		34,726,000	36,408,551

Costa Rica 0.10%
Costa Rica Government International Bonds(f)	7.30%		11/13/2054		20,224,000	22,877,894

Dominican Republic 0.39%
Dominican Republic International Bonds(f)	6.00%		2/22/2033		43,282,000	43,693,179
Dominican Republic International Bonds	10.50%		3/15/2037	DOP	378,950,000	6,748,859
Dominican Republic International Bonds	10.50%		3/15/2037	DOP	2,013,400,000	36,037,604
Dominican Republic International Bonds	10.75%		6/1/2036	DOP	100,000,000	1,776,672
Dominican Republic International Bonds	10.75%		6/1/2036	DOP	214,650,000	3,898,798
Total						92,155,112

Ecuador 0.42%
Ecuador Government International Bonds†(f)	8.75%		1/29/2034		$48,494,000	49,027,434
Ecuador Government International Bonds†(f)	9.25%		1/29/2039		48,311,000	49,712,019
Total						98,739,453

Egypt 0.19%
Egypt Government International Bonds(f)	8.50%		1/31/2047		45,714,000	44,861,147

El Salvador 0.56%
El Salvador Government International Bonds†(f)	4.00%	(m)	4/17/2030		26,503,000	842,206
El Salvador Government International Bonds(f)	8.625%		2/28/2029		50,361,000	53,188,131
El Salvador Government International Bonds†(f)	9.25%		4/17/2030		48,251,000	52,116,870
El Salvador Government International Bonds†(f)	9.65%		11/21/2054		22,062,000	25,352,768
Total						131,499,975

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Ghana 0.34%
Ghana Government International Bonds(f)	5.00%	(m)	7/3/2035		$87,817,293	$81,533,833

Honduras 0.11%
Honduras Government International Bonds(f)	5.625%		6/24/2030		24,796,000	24,922,460

Montenegro 0.08%
Montenegro Government International Bonds†(f)	7.25%		3/12/2031		17,532,000	18,590,387

Nigeria 0.20%
Nigeria Government International Bonds(f)	8.631%		1/13/2036		44,378,000	48,220,288

Panama 0.17%
Panama Government International Bonds(f)	6.40%		2/14/2035		38,693,000	40,956,541

Romania 0.21%
Romania Government International Bonds(f)	5.75%		3/24/2035		22,564,000	21,892,755
Romania Government International Bonds†(f)	6.625%		5/16/2036		26,324,000	26,920,250
Total						48,813,005

South Africa 0.48%
Republic of South Africa Government Bonds	8.00%		1/31/2030	ZAR	1,855,672,000	114,354,459

Sri Lanka 0.15%
Sri Lanka Government International Bonds(f)	3.60%	(m)	5/15/2036		$27,404,420	27,581,315
Sri Lanka Government International Bonds(f)	3.60%	(m)	2/15/2038		8,227,359	8,326,210
Total						35,907,525

Suriname 0.15%
Suriname Government International Bonds†(f)	8.50%		11/6/2035		32,637,000	35,773,416

Trinidad And Tobago 0.13%
Trinidad & Tobago Government International Bonds†(f)	6.40%		6/26/2034		30,657,000	31,591,119

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Turkey 0.35%
Hazine Mustesarligi Varlik Kiralama AS†(c)(f)	6.70%		7/2/2032	$41,987,000	$42,008,319
Istanbul Metropolitan Municipality†(f)	10.50%		12/6/2028	20,592,000	22,111,633
Turkiye Government International Bonds(f)	6.30%		3/14/2033	18,079,000	17,698,968
Total					81,818,920

Uzbekistan 0.12%
Republic of Uzbekistan International Bonds†(f)	6.947%		5/25/2032	26,666,000	28,614,744

Venezuela 0.42%
Venezuela Government International Bonds(f)(j)	9.00%		5/7/2023	58,725,800	27,894,755
Venezuela Government International Bonds(f)(j)	11.75%		10/21/2026	109,101,600	60,005,880
Venezuela Government International Bonds(f)(j)	12.75%		8/23/2022	21,097,100	11,814,376
Total					99,715,011

Zambia 0.15%
Zambia Government International Bonds(f)	5.75%	(m)	6/30/2033	34,883,658	34,452,172
Total Foreign Government Obligations (cost $1,484,170,905)					1,617,889,863

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.25%
Government National Mortgage Association(n)	4.50%		TBA	118,237,000	113,543,889
Government National Mortgage Association(n)	5.00%		TBA	129,203,000	127,364,265
Government National Mortgage Association(n)	5.50%		TBA	109,316,000	109,870,259
Government National Mortgage Association(n)	6.00%		TBA	66,870,000	68,227,952
Uniform Mortgage-Backed Security(n)	2.50%		TBA	547,465,000	457,353,888
Uniform Mortgage-Backed Security(n)	4.50%		TBA	159,362,000	157,398,441
Uniform Mortgage-Backed Security(n)	5.00%		TBA	924,472,000	913,583,339
Uniform Mortgage-Backed Security(n)	5.50%		TBA	683,584,000	685,477,251
Uniform Mortgage-Backed Security(n)	6.00%		TBA	246,793,000	251,886,639
Uniform Mortgage-Backed Security(n)	6.50%		TBA	140,311,000	145,101,048
Uniform Mortgage-Backed Security(n)	7.00%		TBA	99,403,000	104,587,273
Total Government Sponsored Enterprises Pass-Throughs (cost $3,130,132,671)					3,134,394,244

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Shares	Fair Value
INVESTMENTS IN AFFILIATED FUNDS 1.49%
Lord Abbett Private Credit Fund(o)(p)(q) (cost $358,474,919)				14,265,420	$353,639,749

				Principal Amount‡
MUNICIPAL BONDS 0.49%

Corporate-Backed 0.10%
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	$22,700,000	22,022,966

Lease Obligation 0.09%
Maryland Stadium Authority - State of Maryland	5.578%		6/15/2055	21,620,000	21,877,749

Miscellaneous 0.12%
Dallas Convention Center Hotel Development Corp. TX(g)	7.088%		1/1/2042	17,280,000	19,070,740
New York City Industrial Development Agency NY†	11.00%		3/1/2029	8,768,000	9,498,119
Total					28,568,859

Tax Revenue 0.07%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(j)	7.00%		7/1/2045	22,030,000	16,807,238

Transportation 0.11%
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	24,515,000	25,698,530
Total Municipal Bonds (cost $117,958,141)					114,975,342

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.36%
BAHA Trust Series 2024-MAR Class B†	7.069%	#(r)	12/10/2041	30,230,000	31,162,798
BX Commercial Mortgage Trust Series 2019-IMC Class A†	4.671% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	27,905,291	27,785,909
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	5.418% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	16,520,000	16,503,168
BX Commercial Mortgage Trust Series 2026-CSMO Class D†	6.075% (1 mo. USD Term SOFR + 2.45%	)#	2/15/2043	34,100,000	34,536,869
BX Trust Series 2024-VLT4 Class A†	5.117% (1 mo. USD Term SOFR + 1.49%	)#	6/15/2041	19,312,816	19,344,632

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2025-ARIA Class C†	5.701%	#(r)	12/13/2042	$29,440,007	$29,399,333
BX Trust Series 2025-ROIC Class E†	6.567% (1 mo. USD Term SOFR + 2.94%	)#	3/15/2030	26,547,311	26,600,406
BX Trust Series 2025-TAIL Class E†	6.925% (1 mo. USD Term SOFR + 3.30%	)#	6/15/2035	16,710,000	16,675,604
BX Trust Series 2025-VLT6 Class B†	5.518% (1 mo. USD Term SOFR + 1.89%	)#	3/15/2042	18,595,000	18,555,891
BX Trust Series 2025-VLT7 Class E†	7.375% (1 mo. USD Term SOFR + 3.75%	)#	7/15/2044	10,750,000	10,790,867
BX Trust Series 2025-VOLT Class D†	6.375% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	32,040,000	32,064,030
CALI Mortgage Trust Series 2019-101C Class A†	3.957%		3/10/2039	21,880,000	21,036,653
CONE Trust Series 2024-DFW1 Class B†	5.916% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	21,330,000	21,345,827
DBC Mortgage Trust Series 2025-DBC Class C†	5.676% (1 mo. USD Term SOFR + 2.05%	)#	11/15/2042	24,460,000	24,582,789
DBC Mortgage Trust Series 2025-DBC Class D†	6.226% (1 mo. USD Term SOFR + 2.60%	)#	11/15/2042	10,370,000	10,442,728
ESTN Trust Series 2026-TOWN Class D†	6.686%	#(r)	5/12/2046	13,710,000	14,044,077
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA1 Class B2†	8.842% (30 day USD SOFR Average + 5.21%	)#	1/25/2050	5,440,000	5,996,464
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA5 Class B2†	11.028% (30 day USD SOFR Average + 7.40%	)#	11/25/2050	19,450,000	23,642,123
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1 Class B2†	8.378% (30 day USD SOFR Average + 4.75%	)#	1/25/2051	7,216,000	8,047,085
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA2 Class B2†	9.628% (30 day USD SOFR Average + 6.00%	)#	8/25/2033	20,035,000	24,714,082
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA3 Class B2†	9.878% (30 day USD SOFR Average + 6.25%	)#	10/25/2033	10,000,000	12,536,205

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA1 Class B2†	8.628% (30 day USD SOFR Average + 5.00%	)#	8/25/2033	$9,285,000	$10,991,635
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class B2†	9.878% (30 day USD SOFR Average + 6.25%	)#	9/25/2041	3,310,000	3,344,696
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class B2†	10.628% (30 day USD SOFR Average + 7.00%	)#	12/25/2041	4,420,000	4,536,233
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.128% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	10,675,000	11,154,613
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class B2†	14.628% (30 day USD SOFR Average + 11.00%	)#	3/25/2042	45,932,260	49,054,937
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-DNA1 Class B2†	14.492% (30 day USD SOFR Average + 10.86%	)#	1/25/2049	34,420,000	41,649,267
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-DNA3 Class B2†	11.892% (30 day USD SOFR Average + 8.26%	)#	7/25/2049	29,363,000	32,123,310
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA1 Class B2†	15.992% (30 day USD SOFR Average + 12.36%	)#	2/25/2049	27,483,000	32,734,751
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2B2†	9.828% (30 day USD SOFR Average + 6.20%	)#	11/25/2041	2,115,000	2,154,543
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.278% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	4,530,000	4,683,890
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.228% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	12,579,525	13,568,400

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.628% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	$1,641,100	$1,803,464
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.551%	#(r)	1/13/2040	11,210,000	11,464,326
Hudson Yards Mortgage Trust Series 2025-SPRL Class F†	7.649%	#(r)	1/13/2040	4,650,000	4,699,374
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	41,665,000	600,626
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.818%	#(r)	10/15/2042	45,035,000	45,257,581
MLTI Trust Series 2026-MLTI Class B10†	5.221% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2031	31,760,000	31,786,996
NY Commercial Mortgage Trust Series 2025-299P Class B†	6.125%	#(r)	2/10/2047	12,525,000	12,917,333
NYC Commercial Mortgage Trust Series 2026-1PARK Class C†	5.483% (1 mo. USD Term SOFR + 1.85%	)#	2/15/2043	6,560,000	6,585,188
NYC Commercial Mortgage Trust Series 2026-1PARK Class D†	5.933% (1 mo. USD Term SOFR + 2.30%	)#	2/15/2043	10,660,000	10,709,620
NYO Commercial Mortgage Trust Series 2021-1290 Class B†	5.285% (1 mo. USD Term SOFR + 1.66%	)#	12/15/2038	9,480,000	9,467,074
NYO Commercial Mortgage Trust Series 2021-1290 Class C†	5.736% (1 mo. USD Term SOFR + 2.11%	)#	11/15/2038	16,430,000	16,391,115
PLYM Commercial Mortgage Trust Series 2026-IND Class D†	5.775% (1 mo. USD Term SOFR + 2.15%	)#	3/15/2043	28,080,000	28,149,796
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	13,410,000	13,652,788
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	56,095,000	58,624,671
SCG Trust Series 2025-SNIP Class D†	6.225% (1 mo. USD Term SOFR + 2.60%	)#	9/15/2042	12,650,000	12,725,943
SHOW Trust Series 2022-BIZ Class A†	6.596% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	81,900,000	28,665,000
SHRN Trust Series 2025-MF18 Class D†	5.875% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2040	8,370,000	8,413,146

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SHRN Trust Series 2025-MF18 Class E†	6.575% (1 mo. USD Term SOFR + 2.95%	)#	10/15/2040	$9,400,000	$9,414,223
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.267% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	38,430,000	38,133,051
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.218% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	15,070,000	15,088,740
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	5.617% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	8,730,000	8,754,131
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	5.767% (1 mo. USD Term SOFR + 2.14%	)#	4/15/2042	11,830,000	11,843,556
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(r)	6/25/2054	10,365,726	10,450,254
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,129,653,249)					1,031,401,811

	Dividend Rate			Shares

PREFERRED STOCKS 0.06%

Commercial Services & Supplies 0.03%
Labels Buyer LLC	Zero Coupon			8,133	6,791,055
SVB Financial Trust Class C	Zero Coupon			3,121,160	312,116
Total					7,103,171

Transportation Infrastructure 0.03%
ACBL Holdings Corp.	Zero Coupon			205,069	8,202,760
Total Preferred Stocks (cost $13,420,759)					15,305,931

	Exercise Price		Expiration Date

WARRANTS 0.00%

Commercial Services & Supplies 0.00%
Labels Buyer LLC* (cost $65,920)	$256.00		4/29/2033	6,592	31,312
Total Long-Term Investments (cost $25,655,534,124)					25,831,226,175

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 4.91%

REPURCHASE AGREEMENTS 2.61%
Repurchase Agreement dated 6/30/2026, 3.650% due 7/1/2026 with Barclays Capital, Inc. collateralized by $24,613,800 of U.S. Treasury Note at 4.250% due 5/31/2033; value: $24,676,531; proceeds: $24,185,452 (cost $24,183,000)			$24,183,000	$24,183,000
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $106,110,500 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $105,330,505; proceeds: $103,274,519 (cost $103,265,197)			103,265,197	103,265,197
Repurchase Agreement dated 6/30/2026, 3.610% due 7/1/2026 with RBC Dominion Securities, Inc. collateralized by $501,091,600 of U.S. Treasury Note at 3.750% due 5/15/2028; value: $499,813,265; proceeds: $489,866,118 (cost $489,817,000)			489,817,000	489,817,000
Total Repurchase Agreements (cost $617,265,197)				617,265,197

TIME DEPOSITS 0.23%

CitiBank N.A.(s) (cost $54,355,397)			54,355,397	54,355,397

			Shares
MONEY MARKET FUNDS 2.07%
Fidelity Government Portfolio(s) (cost $489,198,571)			489,198,571	489,198,571
Total Short-Term Investments (cost $1,160,819,165)				1,160,819,165
Total Investments in Securities 114.07% (cost $26,816,353,289)				26,992,045,340
Other Assets and Liabilities – Net (14.07)%				(3,329,334,708)
Net Assets 100.00%				$23,662,710,632

DOP	Dominican Peso.
EUR	Euro.
GBP	British Pound.
PEN	Peruvian Nuevo Sol.
ZAR	South African Rand.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $13,795,989,583, which represents 58.30% of net assets (See Note 2(i)).
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(l)).
(d)	Interest rate to be determined.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(f)	Foreign security traded in U.S. dollars.
(g)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(h)	Investment in non-U.S. dollar denominated securities.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Defaulted.
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2026.
(l)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Step Bond – Security with a predetermined schedule of interest rate changes.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	See Note 11.
(p)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At June 30, 2026, the value of restricted securities (excluding 144A issues) amounted to $353,639,749 or 1.49% of net assets (See Note 2(i)).
(q)	Fund is a business development company under the Investment Company Act of 1940.
(r)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(s)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

June 30, 2026

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Buy Protection at June 30, 2026(1):

Referenced Indexes/Issuers	Fund Pays (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/(Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
Lincoln National Corp.	1.00%	12/20/2030	$22,918,000	$434,356	$(174,059)	$260,297

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $174,059.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
2.665%	CPI Urban Consumer NSA	10/23/2028	$200,000,000	$915,786
2.813%	CPI Urban Consumer NSA	3/30/2028	2,130,054,000	3,804,426	(1)
Total				$4,720,212

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
2.919%	CPI Urban Consumer NSA	5/26/2028	$1,205,535,000		$(6,387,551)
2.785%	CPI Urban Consumer NSA	5/15/2031	705,000,000		(7,224,664)
2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000		(3,385,049)
3.180%	CPI Urban Consumer NSA	3/30/2027	2,130,054,000	(5,302,982	)(2)
Total					$(22,300,246)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $3,650,897, which includes upfront payment of $153,529. Upfront payments paid (received) are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(4,881,926), which includes upfront payment of $(421,056). Upfront payments paid (received) are presented net of amortization.

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Citibank	7/17/2026	14,572,000	$10,264,291	$10,281,273	$16,982
Euro	Buy	Barclays Bank PLC	9/18/2026	1,619,000	1,855,062	1,855,877	815
Kazakh tenge	Buy	Citibank	5/17/2027	9,829,293,000	18,387,977	18,702,369	314,392
Kazakh tenge	Buy	Citibank	5/17/2027	9,727,232,000	18,387,962	18,508,176	120,214
Kazakh tenge	Buy	Citibank	5/17/2027	5,178,224,000	9,788,703	9,852,698	63,995
British pound	Sell	State Street Bank And Trust	8/7/2026	79,980,000	107,923,812	106,087,168	1,836,644
Canadian dollar	Sell	State Street Bank And Trust	7/17/2026	41,756,000	30,592,901	29,460,942	1,131,959
Euro	Sell	Morgan Stanley	9/18/2026	89,155,000	104,011,762	102,199,348	1,812,414
Norwegian krone	Sell	Bank of America	9/25/2026	437,904,000	46,051,530	44,186,936	1,864,594
Norwegian krone	Sell	Bank of America	9/25/2026	935,129,371	96,317,709	94,359,727	1,957,982
Norwegian krone	Sell	Morgan Stanley	9/25/2026	433,524,960	45,577,594	43,745,067	1,832,527
Norwegian krone	Sell	Morgan Stanley	9/25/2026	1,301,774,476	133,786,671	131,356,247	2,430,424
Norwegian krone	Sell	State Street Bank And Trust	9/25/2026	223,331,040	23,448,552	22,535,338	913,214
Swedish krona	Sell	State Street Bank And Trust	7/31/2026	215,003,000	23,595,038	22,208,365	1,386,673
Swiss franc	Sell	Bank of America	7/24/2026	1,607,000	2,079,181	1,993,646	85,535
Swiss franc	Sell	Morgan Stanley	7/24/2026	1,622,000	2,044,875	2,012,255	32,620
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	8,955,000	11,432,614	11,109,584	323,030
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	8,073,000	10,448,052	10,015,374	432,678
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	5,476,000	7,095,086	6,793,532	301,554
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	1,518,000	1,954,650	1,883,233	71,417
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	2,231,000	2,855,617	2,767,781	87,836
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	3,099,000	3,962,623	3,844,623	118,000

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

June 30, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	1,653,000	$2,062,623	$2,050,714	$11,909
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	2,399,000	2,979,021	2,976,202	2,819
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	6,304,000	7,820,916	7,820,750	166
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$17,150,393

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Bank of America	7/17/2026	2,101,000	$1,520,903	$1,482,360	$(38,543)
Canadian dollar	Buy	Barclays Bank PLC	7/17/2026	16,558,000	11,702,423	11,682,496	(19,927)
Canadian dollar	Buy	Citibank	7/17/2026	2,224,000	1,620,787	1,569,143	(51,644)
Canadian dollar	Buy	Wells Fargo	7/17/2026	6,301,000	4,522,809	4,445,670	(77,139)
Euro	Buy	State Street Bank And Trust	9/18/2026	2,041,000	2,367,354	2,339,621	(27,733)
Euro	Buy	State Street Bank And Trust	9/18/2026	3,453,000	4,011,864	3,958,212	(53,652)
Euro	Buy	State Street Bank And Trust	9/18/2026	2,223,000	2,587,987	2,548,249	(39,738)
Euro	Buy	State Street Bank And Trust	9/18/2026	1,497,000	1,744,618	1,716,027	(28,591)
Euro	Buy	State Street Bank And Trust	9/18/2026	3,068,000	3,568,560	3,516,882	(51,678)
Euro	Buy	Wells Fargo	9/18/2026	7,317,000	8,485,881	8,387,557	(98,324)
Norwegian krone	Buy	State Street Bank And Trust	9/25/2026	97,704,000	10,292,002	9,858,874	(433,128)
Norwegian krone	Buy	State Street Bank And Trust	9/25/2026	84,596,000	8,680,345	8,536,204	(144,141)
Norwegian krone	Buy	Wells Fargo	9/25/2026	3,126,437,000	327,622,606	315,474,791	(12,147,815)
Swedish krona	Buy	Citibank	7/31/2026	40,488,000	4,386,608	4,182,138	(204,470)
Swedish krona	Buy	Morgan Stanley	7/31/2026	97,344,000	10,625,776	10,054,981	(570,795)

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Swedish krona	Buy	State Street Bank And Trust	7/31/2026	54,163,000	$5,896,090	$5,594,674	$(301,416)
Swedish krona	Buy	State Street Bank And Trust	7/31/2026	13,609,000	1,482,706	1,405,718	(76,988)
Swiss franc	Buy	State Street Bank And Trust	7/24/2026	8,972,000	11,478,589	11,130,674	(347,915)
Peruvian Nuevo sol	Sell	State Street Bank And Trust	8/7/2026	71,700,000	20,276,002	20,950,312	(674,310)
Swiss franc	Sell	Barclays Bank PLC	7/24/2026	1,481,000	1,834,139	1,837,330	(3,191)
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	9,388,000	11,621,824	11,646,764	(24,940)
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	2,079,000	2,565,868	2,579,210	(13,342)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(15,429,420)

Futures Contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	September 2026	1,195	Long	$132,665,012	$135,632,500	$2,967,488

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2026	565	Short	$(63,080,004)	$(63,544,844)	$(464,840)
U.S. 5-Year Treasury Note	September 2026	2,485	Short	(265,087,022)	(266,011,484)	(924,462)
U.S. Ultra Treasury Bond	September 2026	1,939	Short	(220,035,655)	(225,226,968)	(5,191,313)
Total Unrealized Depreciation on Futures Contracts						$(6,580,615)

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$64,012,518	$48,597,000	$112,609,518
Remaining Industries	–	1,292,105,993	–	1,292,105,993
Common Stocks
Commercial Services & Supplies	–	1,395,572	0	1,395,572
Metals & Mining	62,438,795	13,807,066	–	76,245,861
Miscellaneous Financials	–	3,396,189	–	3,396,189
Personal Care Products	–	8,186,474	–	8,186,474
Pharmaceuticals	–	56,193,870	–	56,193,870
Semiconductors & Semiconductor Equipment	104,328,722	22,609,642	–	126,938,364
Textiles, Apparel & Luxury Goods	–	5,492,605	–	5,492,605
Transportation Infrastructure	–	1,004,920	–	1,004,920
Remaining Industries	933,896,495	–	–	933,896,495
Corporate Bonds
Banks	–	867,190,464	0	867,190,464
Diversified Financial Services	–	701,119,392	0	701,119,392
Entertainment	–	304,965,644	31,059,760	336,025,404
Packaging & Containers	–	218,974,928	3,465,700	222,440,628
Savings & Loans	–	–	0	0
Remaining Industries	–	14,394,727,709	–	14,394,727,709
Floating Rate Loans
Health Care Products	–	–	22,994,730	22,994,730
Personal & Household Products	–	–	0	0
Software	–	46,628,934	3,573,900	50,202,834
Remaining Industries	–	351,420,901	–	351,420,901
Foreign Government Obligations	–	1,617,889,863	–	1,617,889,863
Government Sponsored Enterprises Pass-Throughs	–	3,134,394,244	–	3,134,394,244
Investments in Affiliated Funds	–	353,639,749	–	353,639,749
Municipal Bonds	–	114,975,342	–	114,975,342
Non-Agency Commercial Mortgage-Backed Securities	–	1,031,401,811	–	1,031,401,811
Preferred Stocks	–	15,305,931	–	15,305,931
Warrants	–	31,312	–	31,312
Short-Term Investments
Repurchase Agreements	–	617,265,197	–	617,265,197
Time Deposits	–	54,355,397	–	54,355,397
Money Market Funds	489,198,571	–	–	489,198,571
Total	$1,589,862,583	$25,292,491,667	$109,691,090	$26,992,045,340

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$260,297	$–	$260,297
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	4,720,212	–	4,720,212
Liabilities	–	(22,300,246)	–	(22,300,246)
Forward Foreign Currency Exchange Contracts
Assets	–	17,150,393	–	17,150,393
Liabilities	–	(15,429,420)	–	(15,429,420)
Futures Contracts
Assets	2,967,488	–	–	2,967,488
Liabilities	(6,580,615)	–	–	(6,580,615)
Total	$(3,613,127)	$(15,598,764)	$–	$(19,211,891)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	55

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$26,457,878,370
Investments in Affiliated Funds, at cost	358,474,919
Investments in securities, at fair value including $529,238,348 of securities loaned	$26,638,405,591
Investments in Affiliated Funds, at fair value	353,639,749
Cash	5,762,143
Cash at brokers for forwards, swap contracts and TBA collateral	35,324,998
Deposits with brokers for futures collateral	11,658,875
Deposits with brokers for forwards and swap contracts collateral	103,520,132
Foreign cash, at value (cost $18,300,367)	18,242,299
Receivables:
Investment securities sold	4,176,022,404
Interest and dividends	351,710,485
Capital shares sold	145,347,275
Variation margin for futures contracts	8,904,302
Variation margin for centrally cleared swap contract agreements	5,070,093
From advisor (See Note 4)	290,577
Securities lending income	325,011
Unrealized appreciation on forward foreign currency exchange contracts	17,150,393
Prepaid expenses and other assets	297,838
Total assets	31,871,672,165
LIABILITIES:
Payables:
Investment securities purchased	7,426,482,468
Collateral due to broker for securities lending	543,553,968
Capital shares reacquired	42,584,984
To brokers for forwards, swap contracts and TBA collateral	35,324,998
Management fee	8,155,206
To broker	6,111,170
Directors’ fees	2,436,371
12b-1 distribution plan	1,508,274
Fund administration	772,370
Unrealized depreciation on forward foreign currency exchange contracts	15,429,420
Distributions payable	123,695,156
Accrued expenses	2,907,148
Total liabilities	8,208,961,533
Commitments and contingent liabilities	–
NET ASSETS	$23,662,710,632
COMPOSITION OF NET ASSETS:
Paid-in capital	$26,905,107,547
Total distributable earnings/(loss)	(3,242,396,915)
Net Assets	$23,662,710,632

56	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(continued)

June 30, 2026

Net assets by class:
Class A Shares	$4,588,753,482
Class C Shares	$497,818,548
Class F Shares	$284,715,993
Class F3 Shares	$5,822,994,816
Class I Shares	$11,765,073,263
Class P Shares	$6,759,243
Class R2 Shares	$4,159,897
Class R3 Shares	$182,684,761
Class R4 Shares	$52,550,050
Class R5 Shares	$34,321,307
Class R6 Shares	$422,879,272
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	638,893,785
Class C Shares (600 million shares of common stock authorized, $.001 par value)	69,124,297
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	39,700,057
Class F3 Shares (3 billion shares of common stock authorized, $.001 par value)	814,521,705
Class I Shares (3.9 billion shares of common stock authorized, $.001 par value)	1,647,307,658
Class P Shares (160 million shares of common stock authorized, $.001 par value)	919,769
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	579,036
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	25,475,611
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	7,311,904
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	4,798,822
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	59,154,874
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$7.18
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$7.34
Class C Shares-Net asset value	$7.20
Class F Shares-Net asset value	$7.17
Class F3 Shares-Net asset value	$7.15
Class I Shares-Net asset value	$7.14
Class P Shares-Net asset value	$7.35
Class R2 Shares-Net asset value	$7.18
Class R3 Shares-Net asset value	$7.17
Class R4 Shares-Net asset value	$7.19
Class R5 Shares-Net asset value	$7.15
Class R6 Shares-Net asset value	$7.15

*	Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	57

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Dividends (net of foreign withholding taxes of $681,874)	$8,068,725
Dividend income from Affiliated Funds (See Note 11)	18,310,974
Securities lending net income	1,912,896
Interest and other (net of foreign withholding taxes of $202,320)	751,057,428
Total investment income	779,350,023
Expenses:
Management fee	48,876,824
12b-1 distribution plan–Class A	4,582,454
12b-1 distribution plan–Class C	2,141,748
12b-1 distribution plan–Class F	147,295
12b-1 distribution plan–Class P	15,294
12b-1 distribution plan–Class R2	12,113
12b-1 distribution plan–Class R3	456,771
12b-1 distribution plan–Class R4	63,829
Shareholder servicing	8,058,330
Fund administration	4,627,340
Reports to shareholders	583,177
Directors’ fees	312,918
Registration	283,612
Custody	249,179
Professional	91,063
Other	436,549
Gross expenses	70,938,496
Fees waived and expenses reimbursed (See Note 4)	(1,957,369)
Net expenses	68,981,127
Net investment income	710,368,896
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	67,389,903
Net realized gain/(loss) on futures contracts	(166,835,273)
Net realized gain/(loss) on forward foreign currency exchange contracts	(14,263,993)
Net realized gain/(loss) on swap contracts	(4,323,945)
Net realized gain/(loss) on foreign currency related transactions	(4,271,216)
Net change in unrealized appreciation/(depreciation) on Investments in Affiliated Funds	(5,452,883)
Net change in unrealized appreciation/(depreciation) on investments	(198,573,092)
Net change in unrealized appreciation/(depreciation) on futures contracts	12,953,242
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	20,301,108
Net change in unrealized appreciation/(depreciation) on swap contracts	(11,167,601)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(899,594)
Net realized and unrealized gain/(loss)	(305,143,344)
Net Increase in Net Assets Resulting From Operations	$405,225,552

58	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income	$710,368,896	$1,291,154,276
Net realized gain/(loss)	(122,304,524)	37,584,943
Net change in unrealized appreciation/(depreciation)	(182,838,820)	460,158,263
Net increase in net assets resulting from operations	405,225,552	1,788,897,482
Distributions to Shareholders:
Class A	(142,413,984)	(276,729,011)
Class C	(14,405,703)	(30,782,264)
Class F	(9,293,488)	(22,129,380)
Class F3	(184,788,199)	(344,310,667)
Class I	(365,404,601)	(629,093,823)
Class P	(202,666)	(389,935)
Class R2	(117,408)	(248,595)
Class R3	(5,403,273)	(10,723,845)
Class R4	(1,574,538)	(2,998,810)
Class R5	(978,413)	(1,962,488)
Class R6	(13,244,159)	(25,810,285)
Total distribution to shareholders	(737,826,432)	(1,345,179,103)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	3,085,016,600	5,221,736,402
Reinvestment of distributions	681,608,007	1,239,362,324
Cost of shares reacquired	(2,789,673,056)	(5,802,745,129)
Net increase in net assets resulting from capital share transactions	976,951,551	658,353,597
Net increase in net assets	644,350,671	1,102,071,976
NET ASSETS:
Beginning of period	$23,018,359,961	$21,916,287,985
End of period	$23,662,710,632	$23,018,359,961

See Notes to Financial Statements.	59

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions

Class A
6/30/2026(e)	$7.28	$0.21	$(0.09)	$0.12	$(0.22)	$–	$(0.22)
12/31/2025	7.13	0.41	0.17	0.58	(0.43)	–	(0.43)
12/31/2024	7.08	0.41	0.06	0.47	(0.42)	–	(0.42)
12/31/2023	6.98	0.35	0.11	0.46	(0.36)	–	(0.36)
12/31/2022	8.37	0.31	(1.37)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)

Class C
6/30/2026(e)	7.30	0.19	(0.09)	0.10	(0.20)	–	(0.20)
12/31/2025	7.15	0.37	0.17	0.54	(0.39)	–	(0.39)
12/31/2024	7.10	0.37	0.06	0.43	(0.38)	–	(0.38)
12/31/2023	7.00	0.31	0.11	0.42	(0.32)	–	(0.32)
12/31/2022	8.39	0.26	(1.36)	(1.10)	(0.28)	(0.01)	(0.29)
12/31/2021	8.43	0.22	–	0.22	(0.23)	(0.03)	(0.26)

Class F
6/30/2026(e)	7.27	0.22	(0.09)	0.13	(0.23)	–	(0.23)
12/31/2025	7.12	0.42	0.17	0.59	(0.44)	–	(0.44)
12/31/2024	7.07	0.42	0.05	0.47	(0.42)	–	(0.42)
12/31/2023	6.97	0.35	0.12	0.47	(0.37)	–	(0.37)
12/31/2022	8.36	0.31	(1.36)	(1.05)	(0.33)	(0.01)	(0.34)
12/31/2021	8.40	0.28	–	0.28	(0.29)	(0.03)	(0.32)

Class F3
6/30/2026(e)	7.25	0.22	(0.09)	0.13	(0.23)	–	(0.23)
12/31/2025	7.10	0.43	0.17	0.60	(0.45)	–	(0.45)
12/31/2024	7.04	0.43	0.07	0.50	(0.44)	–	(0.44)
12/31/2023	6.95	0.37	0.10	0.47	(0.38)	–	(0.38)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)

Class I
6/30/2026(e)	7.24	0.22	(0.09)	0.13	(0.23)	–	(0.23)
12/31/2025	7.09	0.42	0.17	0.59	(0.44)	–	(0.44)
12/31/2024	7.04	0.42	0.06	0.48	(0.43)	–	(0.43)
12/31/2023	6.94	0.36	0.11	0.47	(0.37)	–	(0.37)
12/31/2022	8.32	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.36	0.28	0.01 (h)	0.29	(0.30)	(0.03)	(0.33)

60	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(d)

$7.18	1.71	(f)	0.76	(g)	0.77	(g)	5.98	(g)	$4,588,753	155	(f)
7.28	8.39		0.78		0.79		5.76		4,647,035	310
7.13	6.77		0.79		0.79		5.75		4,648,481	290
7.08	6.85		0.78		0.78		5.05		4,727,745	263
6.98	(12.68)		0.77		0.78		4.12		5,029,503	181
8.37	3.26		0.76		0.76		3.19		6,750,572	81

7.20	1.40	(f)	1.39	(g)	1.40	(g)	5.35	(g)	497,819	155	(f)
7.30	7.71		1.40		1.41		5.14		536,791	310
7.15	6.12		1.40		1.40		5.14		621,803	290
7.10	6.19		1.41		1.41		4.42		695,474	263
7.00	(13.21)		1.42		1.42		3.47		833,154	181
8.39	2.60		1.40		1.40		2.55		1,269,001	81

7.17	1.76	(f)	0.66	(g)	0.67	(g)	6.08	(g)	284,716	155	(f)
7.27	8.50		0.68		0.69		5.87		315,965	310
7.12	6.88		0.69		0.69		5.84		417,372	290
7.07	6.96		0.68		0.68		5.00		583,404	263
6.97	(12.62)		0.67		0.67		4.04		2,261,927	181
8.36	3.48		0.66		0.66		3.28		11,596,041	81

7.15	1.85	(f)	0.47	(g)	0.48	(g)	6.27	(g)	5,822,995	155	(f)
7.25	8.88		0.48		0.49		6.06		5,696,970	310
7.10	7.09		0.50		0.50		6.04		5,344,044	290
7.04	7.02		0.50		0.50		5.36		4,988,158	263
6.95	(12.40)		0.50		0.50		4.41		4,616,783	181
8.33	3.53		0.49		0.49		3.44		5,134,497	81

7.14	1.80	(f)	0.56	(g)	0.57	(g)	6.18	(g)	11,765,073	155	(f)
7.24	8.62		0.57		0.58		5.96		11,133,652	310
7.09	6.99		0.59		0.59		5.95		10,181,953	290
7.04	7.08		0.58		0.58		5.27		9,041,632	263
6.94	(12.49)		0.58		0.58		4.44		7,788,311	181
8.32	3.46		0.56		0.56		3.38		2,962,943	81

See Notes to Financial Statements.	61

Financial Highlights (continued)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions

Class P
6/30/2026(e)	$7.45	$0.21	$(0.09)	$0.12	$(0.22)	$–	$(0.22)
12/31/2025	7.30	0.40	0.17	0.57	(0.42)	–	(0.42)
12/31/2024	7.24	0.40	0.07	0.47	(0.41)	–	(0.41)
12/31/2023	7.14	0.34	0.11	0.45	(0.35)	–	(0.35)
12/31/2022	8.56	0.29	(1.39)	(1.10)	(0.31)	(0.01)	(0.32)
12/31/2021	8.60	0.26	–	0.26	(0.27)	(0.03)	(0.30)

Class R2
6/30/2026(e)	7.29	0.20	(0.10)	0.10	(0.21)	–	(0.21)
12/31/2025	7.13	0.38	0.18	0.56	(0.40)	–	(0.40)
12/31/2024	7.08	0.38	0.06	0.44	(0.39)	–	(0.39)
12/31/2023	6.98	0.32	0.11	0.43	(0.33)	–	(0.33)
12/31/2022	8.37	0.28	(1.37)	(1.09)	(0.29)	(0.01)	(0.30)
12/31/2021	8.41	0.24	–	0.24	(0.25)	(0.03)	(0.28)

Class R3
6/30/2026(e)	7.27	0.20	(0.09)	0.11	(0.21)	–	(0.21)
12/31/2025	7.12	0.39	0.17	0.56	(0.41)	–	(0.41)
12/31/2024	7.07	0.39	0.06	0.45	(0.40)	–	(0.40)
12/31/2023	6.97	0.33	0.11	0.44	(0.34)	–	(0.34)
12/31/2022	8.36	0.28	(1.36)	(1.08)	(0.30)	(0.01)	(0.31)
12/31/2021	8.39	0.25	0.01 (h)	0.26	(0.26)	(0.03)	(0.29)

Class R4
6/30/2026(e)	7.29	0.21	(0.09)	0.12	(0.22)	–	(0.22)
12/31/2025	7.13	0.41	0.18	0.59	(0.43)	–	(0.43)
12/31/2024	7.08	0.41	0.05	0.46	(0.41)	–	(0.41)
12/31/2023	6.98	0.35	0.11	0.46	(0.36)	–	(0.36)
12/31/2022	8.37	0.30	(1.36)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)

Class R5
6/30/2026(e)	7.25	0.22	(0.09)	0.13	(0.23)	–	(0.23)
12/31/2025	7.10	0.43	0.16	0.59	(0.44)	–	(0.44)
12/31/2024	7.05	0.42	0.06	0.48	(0.43)	–	(0.43)
12/31/2023	6.95	0.36	0.11	0.47	(0.37)	–	(0.37)
12/31/2022	8.33	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)

62	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(d)

$7.35	1.61	(f)	1.01	(g)	1.02	(g)	5.73	(g)	$6,759	155	(f)
7.45	8.22		1.02		1.03		5.51		6,853	310
7.30	6.49		1.04		1.04		5.50		7,000	290
7.24	6.56		1.03		1.03		4.80		8,284	263
7.14	(12.89)		1.02		1.03		3.86		8,699	181
8.56	3.01		1.01		1.01		2.95		12,453	81

7.18	1.37	(f)	1.16	(g)	1.17	(g)	5.58	(g)	4,160	155	(f)
7.29	8.11		1.18		1.19		5.36		4,047	310
7.13	6.35		1.19		1.19		5.35		4,131	290
7.08	6.43		1.18		1.18		4.66		4,037	263
6.98	(13.04)		1.18		1.18		3.73		3,890	181
8.37	2.85		1.16		1.16		2.80		4,700	81

7.17	1.56	(f)	1.06	(g)	1.07	(g)	5.68	(g)	182,685	155	(f)
7.27	8.07		1.08		1.09		5.46		187,920	310
7.12	6.45		1.09		1.09		5.45		188,807	290
7.07	6.54		1.08		1.08		4.75		189,931	263
6.97	(12.97)		1.07		1.08		3.82		200,096	181
8.36	3.07		1.06		1.06		2.90		264,066	81

7.19	1.68	(f)	0.81	(g)	0.82	(g)	5.93	(g)	52,550	155	(f)
7.29	8.49		0.83		0.84		5.71		50,784	310
7.13	6.72		0.84		0.84		5.70		51,472	290
7.08	6.80		0.83		0.83		5.00		61,658	263
6.98	(12.73)		0.82		0.83		4.09		64,879	181
8.37	3.21		0.81		0.81		3.15		74,934	81

7.15	1.80	(f)	0.56	(g)	0.57	(g)	6.17	(g)	34,321	155	(f)
7.25	8.62		0.57		0.58		5.97		27,792	310
7.10	6.99		0.59		0.59		5.95		33,114	290
7.05	7.07		0.58		0.58		5.27		25,659	263
6.95	(12.47)		0.57		0.58		4.33		24,622	181
8.33	3.47		0.56		0.56		3.39		30,538	81

See Notes to Financial Statements.	63

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions

Class R6
6/30/2026(e)	$7.25	$0.22	$(0.09)	$0.13	$(0.23)	$–	$(0.23)
12/31/2025	7.10	0.43	0.17	0.60	(0.45)	–	(0.45)
12/31/2024	7.04	0.43	0.07	0.50	(0.44)	–	(0.44)
12/31/2023	6.95	0.37	0.10	0.47	(0.38)	–	(0.38)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)

(a)	Does not include expenses of the Affiliated Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Includes the effect of To-Be-Announced (TBA) transactions, if applicable.
(e)	Unaudited.
(f)	Not annualized.
(g)	Annualized.
(h)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations for the year ended December 31, 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

64	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(d)

$7.15	1.85	(f)	0.47	(g)	0.48	(g)	6.27	(g)	$422,879	155	(f)
7.25	8.88		0.48		0.49		6.06		410,550	310
7.10	7.09		0.50		0.50		6.04		418,111	290
7.04	7.17		0.50		0.50		5.36		423,928	263
6.95	(12.52)		0.50		0.50		4.42		384,818	181
8.33	3.53		0.49		0.49		3.46		407,728	81

See Notes to Financial Statements.	65

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in ASC Topic 280 - Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term

Notes to Financial Statements (unaudited)(continued)

strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the PCF are valued at their NAV each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee,

Notes to Financial Statements (unaudited)(continued)

related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees related to the Fund’s 12b-1 Distribution Plan.

(c)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a

Notes to Financial Statements (unaudited)(continued)

specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2026, the Fund did not have any unfunded loan commitments.

(d)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (unaudited)(continued)

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(f)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable,in the Statement of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(g)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(i)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(j)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(k)	To-Be-Announced (“TBA”) Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(l)	When-Issued, Forward Transactions or TBA Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the six months ended June 30, 2026, the Fund used derivative instruments including forward foreign currency exchange contracts, futures contracts and swap contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Forward Foreign Currency Exchange Contracts–During the six months ended June 30, 2026, the Fund was exposed to foreign currency risks associated with some or all of its portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the six months ended June 30, 2026, the Fund entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the six months ended June 30, 2026, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price

Notes to Financial Statements (unaudited)(continued)

or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts–The Fund may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits with broker for swap contracts collateral on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or

Notes to Financial Statements (unaudited)(continued)

received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the six months ended June 30, 2026, the Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Inflation-Linked Swap Contracts–During the six months ended June 30, 2026, the Fund entered into inflation-linked derivatives, such as Consumer Price Index swap contract agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared

Notes to Financial Statements (unaudited)(continued)

CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Summary of Derivatives Information–As of June 30, 2026, the Fund in the table below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statement of Assets and Liabilities:

			Bond Debenture Fund
Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Inflation Linked Risk
Centrally Cleared CPI Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	–	$4,720,212
Centrally Cleared Credit Default Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	$260,297	–
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$17,150,393	–	–
Futures Contracts(2)	Variation margin for futures contracts	$2,967,488	–	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	–	$22,300,246
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$15,429,420	–	–
Futures Contracts(2)	Variation margin for futures contracts	$6,580,615	–	–	–

(1)	Includes the value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statement of Assets and Liabilities.
(2)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the six months ended June 30, 2026:

			Bond Debenture Fund
	Statement of Operations Location	Equity Risk	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	–	$(5,445,786)	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	–	$1,121,841
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	–	$(14,263,993)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(44,367,025)	$(122,468,248)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$(10,606,950)	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	–	$(560,651)
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–	$20,301,108	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	–	$12,953,242	–	–

Notes to Financial Statements (unaudited)(continued)

		Bond Debenture Fund
	Equity Risk	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Average derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	–	$3,464,151,714	–	–
Credit Default Swap Contracts	–	–	–	$45,288,714
Forward Foreign Currency Exchange Contracts	–	–	$1,139,001,574	–
Futures Contracts	269	37,145	–	–

Disclosures About Offsetting Assets And Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following table illustrates gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$17,150,393	$ –	$17,150,393
Total	$17,150,393	$ –	$17,150,393

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received*	Securities Collateral Received*	Net Amount Owed to the Fund by the Counterparty
Bank of America	$3,908,111	$(38,543)	$(3,869,568)	$–	$–
Barclays Bank PLC	815	(815)	–	–	–
Citibank	515,583	(256,114)	–	–	259,469
Morgan Stanley	6,107,985	(570,795)	(5,537,190)	–	–
State Street Bank And Trust	6,617,899	(2,217,572)	(4,400,327)	–	–
Total	$17,150,393	$(3,083,839)	$(13,807,085)	$–	$259,469

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$15,429,420	$–	$15,429,420
Total	$15,429,420	$–	$15,429,420

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Net Amount Owed to the Counterparty by the Fund
Bank of America	$38,543	$(38,543)	$–	$–	$–
Barclays Bank PLC	23,118	(815)	–	–	22,303
Citibank	256,114	(256,114)	–	–	–
Morgan Stanley	570,795	(570,795)	–	–	–
State Street Bank And Trust	2,217,572	(2,217,572)	–	–	–
Wells Fargo	12,323,278	–	–	–	12,323,278
Total	$15,429,420	$(3,083,839)	$–	$–	$12,345,581

*	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .41% of the Fund’s average daily net assets.

For the Fund’s investment in the PCF, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF. Lord Abbett voluntarily waived the following management fees for the six months ended June 30, 2026:

Fund	Management Fee
Bond Debenture Fund	$1,708,190

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $249,179 of certain fees and expenses during the six months ended June 30, 2026.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Rule 12b-1 fee that the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended June 30, 2026:

Distributor Commissions	Dealers’ Concessions
$120,496	$1,848,210

The Distributor received CDSCs of $41,245 and $23,850 for Class A and Class C shares, respectively, for the six months ended June 30, 2026.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Debenture Fund	$737,826,432	$–	$–	$737,826,432

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Debenture Fund	$1,345,179,103	$–	$–	$1,345,179,103

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Bond Debenture Fund	$(1,472,297,979)	$(1,749,325,274)	$(3,221,623,253)

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond Debenture Fund	$26,820,899,271	$773,942,692	$(622,442,870)	$151,499,822

Notes to Financial Statements (unaudited)(continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$30,367,773,355	$10,349,421,856	$29,692,738,363	$10,301,042,256

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the affiliated fund at any point during the fiscal year or any company which is under common ownership or control. The Fund invested in the affiliated funds noted in the table below, which consisted of a pooled investment vehicles, during the six months ended June 30, 2026:

Bond Debenture Fund
Affiliated Funds	Value at 12/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 6/30/2026	Dividend Income
Lord Abbett Private Credit Fund	$320,131,593	$38,961,039	$–	$–	$(5,452,883)	$353,639,749	$18,310,974

Through the PCF, the Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment

Notes to Financial Statements (unaudited)(continued)

vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing investments. Such pooled investment vehicle may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicle or the Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicle’s private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF is subject to restrictions on transfer and the PCF currently expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s common shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter.

There will be no trading market for the Fund’s investment in the PCF. The Schedule of Investments lists the PCF as an investment as of period end, but does not include the underlying holdings of the PCF. The Fund indirectly bears the proportionate share of the expenses of the PCF. The Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2026, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
$529,238,348	$543,553,968	$ –

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing

Notes to Financial Statements (unaudited)(continued)

prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

Notes to Financial Statements (unaudited)(continued)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	43,930,289	$317,993,126	79,419,328	$570,949,155
Reinvestment of distributions	18,370,408	132,798,547	35,856,060	257,726,764
Shares reacquired	(61,435,664)	(444,033,039)	(129,005,786)	(925,561,837)
Increase (decrease)	865,033	$6,758,634	(13,730,398)	$(96,885,918)
Class C Shares
Shares sold	6,285,571	$45,684,419	10,800,492	$77,928,429
Reinvestment of distributions	1,844,413	13,368,464	3,954,735	28,491,089
Shares reacquired	(12,505,680)	(90,746,045)	(28,208,569)	(202,865,905)
Decrease	(4,375,696)	$(31,693,162)	(13,453,342)	$(96,446,387)
Class F Shares
Shares sold	2,118,286	$15,300,993	5,342,450	$38,150,083
Reinvestment of distributions	1,258,855	9,086,792	3,024,100	21,688,349
Shares reacquired	(7,125,550)	(51,568,605)	(23,534,604)	(168,237,305)
Decrease	(3,748,409)	$(27,180,820)	(15,168,054)	$(108,398,873)
Class F3 Shares
Shares sold	84,678,695	$609,961,546	144,258,077	$1,030,162,250
Reinvestment of distributions	25,680,319	184,774,703	48,108,931	344,289,128
Shares reacquired	(81,650,402)	(587,890,229)	(159,382,545)	(1,134,829,470)
Increase	28,708,612	$206,846,020	32,984,463	$239,621,908
Class I Shares
Shares sold	277,350,535	$1,998,318,514	466,365,806	$3,331,847,110
Reinvestment of distributions	44,793,317	321,976,705	76,764,073	548,714,258
Shares reacquired	(212,048,078)	(1,522,920,718)	(441,634,930)	(3,131,198,278)
Increase	110,095,774	$797,374,501	101,494,949	$749,363,090

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	74,074	$553,675	176,708	$1,297,461
Reinvestment of distributions	27,191	201,111	52,573	386,729
Shares reacquired	(101,121)	(747,068)	(269,031)	(1,972,036)
Increase (decrease)	144	$7,718	(39,750)	$(287,846)
Class R2 Shares
Shares sold	31,409	$227,457	133,680	$951,394
Reinvestment of distributions	15,395	111,309	32,723	235,146
Shares reacquired	(23,260)	(169,133)	(190,005)	(1,369,108)
Increase (decrease)	23,544	$169,633	(23,602)	$(182,568)
Class R3 Shares
Shares sold	809,279	$5,843,119	1,697,625	$12,143,543
Reinvestment of distributions	748,602	5,403,085	1,493,668	10,718,188
Shares reacquired	(1,923,568)	(13,895,383)	(3,865,736)	(27,653,439)
Decrease	(365,687)	$(2,649,179)	(674,443)	$(4,791,708)
Class R4 Shares
Shares sold	1,010,703	$7,301,663	2,284,818	$16,353,381
Reinvestment of distributions	172,702	1,249,044	332,536	2,391,247
Shares reacquired	(840,731)	(6,085,141)	(2,862,124)	(20,567,368)
Increase (decrease)	342,674	$2,465,566	(244,770)	$(1,822,740)
Class R5 Shares
Shares sold	1,483,062	$10,598,213	1,201,822	$8,583,352
Reinvestment of distributions	131,595	946,886	262,920	1,880,496
Shares reacquired	(647,436)	(4,671,759)	(2,295,578)	(16,406,857)
Increase (decrease)	967,221	$6,873,340	(830,836)	$(5,943,009)
Class R6 Shares
Shares sold	10,179,513	$73,233,875	18,667,808	$133,370,244
Reinvestment of distributions	1,624,763	11,691,361	3,192,122	22,840,930
Shares reacquired	(9,280,892)	(66,945,936)	(24,131,616)	(172,083,526)
Increase (decrease)	2,523,384	$17,979,300	(2,271,686)	$(15,872,352)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of two benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two benchmarks as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five-year periods, and equal to the median of the performance peer group for the ten-year period. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with contractual breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (8/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and interim principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Financial Officer and Senior Financial Officers is attached hereto as part of EX-99. CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 26, 2026

By:	/s/ Gina Andes
Gina Andes
Assistant Treasurer
(Interim Principal Financial Officer)

Date: August 26, 2026